UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09147

Eaton Vance Massachusetts Municipal Income Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2005

Item 1. Reports to Stockholders

Semiannual Report May 31, 2005

EATON VANCE
MUNICIPAL
INCOME
TRUSTS

CLOSED-END FUNDS:

California

Florida

Massachusetts

Michigan

New Jersey

New York

Ohio

Pennsylvania

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and it's underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Municipal Income Trusts as of May 31, 2005

LETTER TO SHAREHOLDERS

Thomas J. Fetter

President

Like all fixed-income markets, the municipal bond market responds to many factors, from changes in interest rates and economic trends to fluctuations in municipal bond issuance. Another key variable is the policy of the Federal Reserve, the nations’s central bank, known popularly as “The Fed.” In this edition of our educational series, we will discuss the Fed and its importance to the nation’s economy and financial markets.

Founded in the wake of crisis, the Federal Reserve plays a vital role...

The Federal Reserve System was established by the Federal Reserve Act of 1913 in the wake of a series of financial crises, the most recent of which – the Panic of 1907 – had caused bank failures, a rash of bankruptcies, a dramatic loss of confidence and a severe economic downturn. Congress was determined to create a central bank that provided a vigilant monetary policy, price stability, a more elastic currency and more careful supervision over the nation’s banks.

The Open Market Committee: influencing the money supply and credit conditions...

The Fed has a number of tools at its disposal to adjust monetary policy. Of these, the most commonly used tools are open market operations. The Federal Open Market Committee (FOMC) meets regularly to review inflation, credit conditions and the overall health of the economy. The Fed uses its own research, as well as that of other key economic agencies, to review its various policy options. Treasury, corporate and municipal bond investors alike eagerly await the transcripts of FOMC meetings for a hint of future interest rate trends.

If it deems a change necessary in short-term rates, the Fed will announce an adjustment to its target for the Federal Funds rate – its primary market instrument. To effect that change, the FOMC issues a directive to the trading desk of the Federal Reserve Bank of New York, whose responsibility it is to implement the policy.

Open market operations:The Fed intervenes...

If the Fed sees weakness in the economy and little threat of inflation, it may make outright purchases of Treasury securities – either from the “street” or privately from foreign central banks – thus adding reserves to the banking system. This action tends to lower interest rates, increase loans and stimulate economic activity. In so doing, the Fed is said to be easing monetary policy.

On the other hand, if the Fed sees the economy overheating and inflation looming, it may sell Treasury securities, thus draining reserves from the system. This action tends to raise rates, discourage consumer and business borrowing and dampen economic activity. In this case, the Fed is said to be tightening monetary policy.

While changes in Fed policy primarily affect short-term rates, long-term rates are determined by inflationary expectations. However, the Fed’s actions can have a significant effect on market psychology and, over time, impact market rates across the borrowing spectrum – for homebuyers seeking mortgages, businesses seeking bank loans and municipal bond issuers.

Fed-watching: A continuing pre-occupation of the market...

Interpreting the Federal Reserve’s actions has long been of keen interest to bond market investors. Until the mid-1990s, analysts needed to keep daily tabs on bank reserves and the Fed’s daily open market activity to determine a change in monetary policy. Starting in February 1994, however, the Fed began to indicate specifically its target Federal Funds rate. That marked a significant change, as analysts were now free to focus less on current policy and more on future potential changes in policy.

Throughout its history, the Federal Reserve has contributed to a more stable and safer monetary system. As that history unfolds, investors will surely continue to monitor its activities closely.

Sincerely,

/s/ Thomas J. Fetter
Thomas J. Fetter
President
July 6, 2005

Trust shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Eaton Vance Municipal Income Trusts as of May 31, 2005

MARKET RECAP

The U.S. economy continued to generate moderate growth during the six months ended May 31, 2005, although surging energy prices and high interest rates were a continuing concern for investors.

Signs of a somewhat weaker economy in the first half of 2005...

The nation’s Gross Domestic Product grew by 3.8% in the first quarter of 2005, according to final Commerce Department figures, matching a 3.8% rise in the fourth quarter of 2004. However, manufacturing slowed in some areas, especially in durable goods. Consumer spending and a strong housing market remained the twin pillars of growth, although signs of strain were evident in those areas. Consumers were increasingly hard-pressed by soaring oil prices, which translated to higher costs for heating oil and gasoline, as well as lower savings rates.

Meanwhile, the housing sector remained very strong, although analysts expressed concern over real estate speculation. Further concerns centered on heavily mortgaged homeowners whose adjustable-rate loans may be vulnerable to rising interest rates. Capital spending, which started 2005 strongly, weakened as the period progressed as businesses curtailed investment somewhat, very likely in response to higher energy and transportation costs. Purchases of equipment and software were especially weak. The trade gap widened further, aggravated by weak export growth. The slow export market has been especially vexing in light of the prolonged weakness of the dollar.

Job growth was erratic in the first half of 2005...

Job creation increased in 2005, although the rate of job growth varied dramatically from month to month. Many employers indicated some uneasiness with the uncertainty of the economy and the continuing unpredictability of energy costs. In the service sector, health care and business services remained primary sources of new employment.

Municipal bond yields exceeded Treasury yields

4.49%	6.91%

30-Year AAA-rated	Taxable equivalent yield
General Obligation (GO) Bonds*	in 35.0% tax bracket

4.34%

30-Year Treasury bond

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Trust yield.  Statistics as of May 31, 2005.

Past performance is no guarantee of future results.

Source: Bloomberg, LP.

In the goods-producing segment, construction remained strong, while manufacturing continued to suffer from weak export demand.

The Federal Reserve continued to raise short-term interest rates in 2005...

Inflation accelerated somewhat during the period, an increase apparent not only in core energy costs, but also in finished products, a sign that producers are passing their higher energy costs along to consumers. The Federal Reserve hiked short-term interest rates, suggesting it will continue to raise rates to keep the economy from growing too quickly and to keep inflation under control. Beginning in June 2004, the Fed increased its Federal Funds rate – a key short-term interest rate barometer – on nine occasions, raising that benchmark from 1.00% to 3.25% (as of the most recent rate hike in June 2005).

Against this backdrop, the municipal bond market generated solid gains for the period. For the six months ended May 31, 2005, the Lehman Brothers Municipal Bond Index – an unmanaged index of longer-term, investment-grade, municipal debt securities made up of issues larger than $50 million – had a total return of 3.51%.*

* It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Eaton Vance California Municipal Income Trust as of May 31, 2005

INVESTMENT UPDATE

The Trust

•     Based on share price (the Trust is a closed-end fund traded on the American Stock Exchange), the Trust had a total return of -0.55% for the six months ended May 31, 2005. That return was the result of a decrease in share price from $15.16 on November 30, 2004 to $14.60 on May 31, 2005 and the reinvestment of $0.481 in monthly dividends.(1)

•     Based on net asset value, the Trust had a total return of 7.45% for the six months ended May 31, 2005. That return was the result of an increase in net asset value per share from $15.07 on November 30, 2004 to $15.68 on May 31, 2005, and the reinvestment of all distributions.

•     In comparison, the Lehman Brothers Municipal Bond Index – a broad-based, unmanaged index of longer-term, investment-grade, municipal debt securities made up of issues larger than $50 million – had a total return of 3.51% for the six months ended May 31, 2005.(2)

•     Based on the last dividend of the semiannual period and a share price of $14.60, the Trust had a market yield of 6.16% at May 31, 2005.(3) The Trust’s market yield is equivalent to a taxable yield of 10.45%.(4) The dividend declared on June 30, 2005 reflects a reduction of the monthly dividend of $0.007833 per share.

Rating Distribution(5),(6)

By total investments

* Private insurance does not decrease the risk of principal fluctuations associated with this investment.

Cynthia J. Clemson

Portfolio Manager

Management Discussion

•     California’s job creation improved in late 2004 and early 2005. Business services, construction, financial services and health care generated strong new employment. Government sector losses, a result of the continuing budget deficit, remained a drag on job growth. The state’s jobless rate was 5.3% in May 2005, down from 6.3% a year ago.

•     Hospital bonds constituted the Trust’s largest sector weighting at May 31, 2005. The Trust’s investments included bonds issued by local facilities, as well as statewide community development authority bonds, for a wide range of hospitals throughout the state.

•     Special tax revenue bonds were a large investment. Many California communities have issued these bonds in recent years to meet the infrastructure needs that have accompanied rapid growth. The Trust’s investments included a geographically diversified mix of financing authorities and unified school districts.

•     Insured* transportation bonds were key investments for the Trust. Holdings included issues for regional highway authorities, selected Puerto Rico highway bonds, San Francisco’s rapid transit authority and Los Angeles County’s METRO, which runs the county’s bus and rail service.

•     At May 31, 2005, the Trust had leverage in the amount of approximately 34% of the Trust’s total assets. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Trust performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated.Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return.

Trust Information as of May 31, 2005

Performance(7)

Average Annual Total Return (by share price, American Stock Exchange)
One Year	10.58%
Five Years	13.04
Life of Trust (1/29/99)	5.92

Average Annual Total Return (by net asset value)
One Year	14.15%
Five Years	13.97
Life of Trust (1/29/99)	7.12

(1) A portion of the Trust’s income may be subject to federal income tax and/or alternative minimum tax and state income tax.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(3) The Trust’s market yield is calculated by dividing the last dividend per share of the semiannual period by the share price at the end of the period and annualizing the result.

(4) Taxable-equivalent figures assume a maximum 41.05% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) Rating Distribution may not be representative of the Trust’s current or future investments.

(6) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust.

(7) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares.

Eaton Vance Florida Municipal Income Trust as of May 31, 2005

INVESTMENT UPDATE

The Trust

• Based on share price (the Trust is a closed-end fund traded on the American Stock Exchange), the Trust had a total return of 1.73% for the six months ended May 31, 2005. That return was the result of a decrease in share price from $15.25 on November 30, 2004 to $15.02 on May 31, 2005 and the reinvestment of $0.490 in monthly dividends.(1)

• Based on net asset value, the Trust had a total return of 5.15% for the six months ended May 31, 2005. That return was the result of an increase in net asset value per share from $15.04 on November 30, 2004 to $15.31 on May 31, 2005, and the reinvestment of all distributions.

• In comparison, the Lehman Brothers Municipal Bond Index – an unmanaged index of longer-term, investment-grade, municipal debt securities made up of issues larger than $50 million – had a total return of 3.51% for the six months ended May 31, 2005.(2)

• Based on the last dividend of the semiannual period and a share price of $15.02, the Trust had a market yield of 5.97% at May 31, 2005.(3) The Trust’s market yield is equivalent to a taxable yield of 9.18%.(4) The dividend declared on June 30, 2005 reflects a reduction of the monthly dividend of $0.00675 per share.

Rating Distribution(5),(6)

By total investments

* Private insurance does not decrease the risk of principal fluctuations associated with this investment.

Cynthia J. Clemson

Portfolio Manager

Management Discussion

• Florida’s economy remained among the fastest growing state economies. Florida tourism registered strong gains, due, in part, to the lure of a weak dollar for foreign visitors. Immigration by retirees and those relocating for work boosted the construction and service sectors. Growth was not uniform across the state, however, as some areas were slow to recover from last year’s hurricanes. The state’s May 2005 jobless rate was 4.0%, down from 4.8% a year ago.

• Insured* water and sewer constituted the Trust’s largest sector weighting at May 31, 2005. Water and sewer bond revenues come from non-discretionary water bill payments, and as such, are attractive investmentsin all economic scenarios.

• Insured* transportation bonds were major investments. The Trust’s investments included a port commission, turnpike and expressway authorities, local and regional airport authorities and selected Puerto Rico highway authority bonds.

• Insured* electric utilities were among the Trust’s prominent holdings. Investments included issues for Jupiter Island and Jacksonville that financed system upgrades, as well as Guam and Puerto Rico issues.

• At May 31, 2005, the Trust had leverage in the amount of approximately 35% of the Trust’s total assets. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Trust performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated.Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return.

Trust Information as of May 31, 2005

Performance(7)

Average Annual Total Return (by share price, American Stock Exchange)
One Year	16.43%
Five Years	14.56
Life of Trust (1/29/99)	6.46

Average Annual Total Return (by net asset value)
One Year	10.43%
Five Years	13.54
Life of Trust (1/29/99)	6.78

(1) A portion of the Trust’s income may be subject to federal income tax and/or alternative minimum tax and state intangibles tax.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(3) The Trust’s market yield is calculated by dividing the last dividend per share of the semiannual period by the share price at the end of the period and annualizing the result.

(4) Taxable-equivalent figures assume a maximum 35.00% combined federal and state intangibles tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) Rating Distribution may not be representative of the Fund’s current or future investments.

(6) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust.

(7) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares.

Eaton Vance Massachusetts Municipal Income Trust as of May 31, 2005

INVESTMENT UPDATE

The Trust

• Based on share price (the Trust is a closed-end fund traded on the American Stock Exchange), the Trust had a total return of -1.96% for the six months ended May 31, 2005. That return was the result of a decrease in share price from $16.81 on November 30, 2004 to $16.00 on May 31, 2005 and the reinvestment of $0.479 in monthly dividends.(1)

•  Based on net asset value, the Trust had a total return of 6.83% for the six months ended May 31, 2005. That return was the result of an increase in net asset value per share from $15.09 on November 30, 2004 to $15.65 on May 31, 2005, and the reinvestment of all distributions.

• In comparison, the Lehman Brothers Municipal Bond Index – an unmanaged index of longer-term, investment- grade, municipal debt securities made up of issues larger than $50 million – had a total return of 3.51% for the six months ended May 31, 2005.(2)

• Based on the last dividend of the semiannual period and a share price of $16.00, the Trust had a market yield of 5.63% at May 31, 2005.(3) The Trust’s market yield is equivalent to a taxable yield of 9.15%.(4) The dividend declared on June 30, 2005 reflects a reduction of the monthly dividend of $0.009333 per share.

Rating Distribution(5),(6)

By total investments

* Private insurance does not decrease the risk of principal fluctuations associated with this investment.

Robert B. MacIntosh

Portfolio Manager

Management Discussion

•     Massachusetts’ economy made further advances in the first half of 2005. Service sector employment in health and education increased during the period, while the leisure and tourism sectors were also strong. Manufacturing remained a weak spot in the Commonwealth’s employment picture. The jobless rate was 4.8% in May 2005, down from 5.2% a year ago.

•     Education and insured* education bonds were among the Trust’s largest sector weightings at May 31, 2005. The education sector generally has more defensive characteristics in an uncertain economy than economically sensitive sectors. The Trust focused on bonds of well-regarded institutions at the university and secondary level with continuing strong applicant demand.

•     The Trust was selective within the hospital sector, given that industry’s continuing challenges. Investments represented a broad geographical mix across the Commonwealth – facilities with marketable health care specialties and what we believe are sound fundamentals.

•     Insured* non-sector specific, miscellaneous bonds also provided opportunities for the Trust. Investments included issues for a new convention center and for a public television foundation.

•     At May 31, 2005, the Trust had leverage in the amount of approximately 34% of the Trust’s total assets. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Trust performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated.Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return.

Trust Information as of May 31, 2005

Performance(7)

Average Annual Total Return (by share price, American Stock Exchange)
One Year	17.13%
Five Years	14.30
Life of Trust (1/29/99)	7.34

Average Annual Total Return (by net asset value)
One Year	13.87%
Five Years	14.54
Life of Trust (1/29/99)	6.96

(1) A portion of the Trust’s income may be subject to federal income tax and/or alternative minimum tax and state income tax.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(3) The Trust’s market yield is calculated by dividing the last dividend per share of the semiannual period by the share price at the end of the period and annualizing the result.

(4) Taxable-equivalent figures assume a maximum 38.45% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) Rating Distribution may not be representative of the Trust’s current or future investments.

(6) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust.

(7) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares.

Eaton Vance Michigan Municipal Income Trust as of May 31, 2005

INVESTMENT UPDATE

The Trust

•     Based on share price (the Trust is a closed-end fund traded on the American Stock Exchange), the Trust had a total return of -0.93% for the six months ended May 31, 2005. That return was the result of a decrease in share price from $16.60 on November 30, 2004 to $15.96 on May 31, 2005 and the reinvestment of $0.470 in monthly dividends.(1)

•     Based on net asset value, the Trust had a total return of 5.47% for the six months ended May 31, 2005. That return was the result of an increase in net asset value per share from $14.86 on November 30, 2004 to $15.21 on May 31, 2005, and the reinvestment of all distributions.

• In comparison, the Lehman Brothers Municipal Bond Index – an unmanaged index of longer-term, investment-grade, municipal debt securities made up of issues larger than $50 million – had a total return of 3.51% for the six months ended May 31, 2005.(2)

•     Based on the last dividend of the semiannual period and a share price of $15.96, the Trust had a market yield of 5.30% at May 31, 2005.(3) The Trust’s market yield is equivalent to a taxable yield of 8.49%.(4) The dividend declared on June 30, 2005 reflects a reductionof the monthly dividend of $0.004167 per share.

Rating Distribution(5),(6)

By total investments

* Private insurance does not decrease the risk of principal fluctuations associated with this investment.

William H. Ahern

Portfolio Manager

Management Discussion

•     Michigan’s economy turned in a poor performance in the first half of 2005. While less severe than in 2004, manufacturing – which accounts for about 16% of Michigan jobs – posted further losses. The service sector – trade, retail, health care – registered modestgains during the period. The state’s May 2005 jobless rate was 7.1%, up from 7.0% a year ago.

•     Hospital bonds were the Trust’s largest sector weighting at May 31, 2005. The Trust’s investments were primarily state hospital finance authority bonds. Facilities were from a diverse range throughout the state and represented institutions with good market share and what we believe are sound management and well-regarded teaching affiliations.

•     The Trust has a large commitment in general obligations(GOs). Given Michigan’s troubled economy, management focused on school district bonds in communities with a relatively strong local job climate and a solid tax base.

•     Insured* escrowed bonds were among the Trust’s largest commitments. Escrowed bonds are essentially refinanced like a homeowner refinances a mortgage. Because they are backed by Treasury bonds, escrowed bonds are considered to be of the highest quality.

•     At May 31, 2005, the Trust had leverage in the amount of approximately 35% of the Trust’s total assets. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Trust performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated.Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return.

Trust Information as of May 31, 2005

Performance(7)

Average Annual Total Return (by share price, American Stock Exchange)
One Year	11.66%
Five Years	16.38
Life of Trust (1/29/99)	7.38

Average Annual Total Return (by net asset value)
One Year	11.69%
Five Years	13.02
Life of Trust (1/29/99)	6.57

(1) A portion of the Trust’s income may be subject to federal income tax and/or alternative minimum tax and state and local income tax.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(3) The Trust’s market yield is calculated by dividing the last dividend per share of the semiannual period by the share price at the end of the period and annualizing the result.

(4) Taxable-equivalent figures assume a maximum 37.54% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) Rating Distribution may not be representative of the Trust’s current or future investments.

(6) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust.

(7) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares.

Eaton Vance New Jersey Municipal Income Trust as of May 31, 2005

INVESTMENT UPDATE

The Trust

•     Based on share price (the Trust is a closed-end fund traded on the American Stock Exchange), the Trust had a total return of -1.79% for the six months ended May 31, 2005. That return was the result of a decrease in share price from $15.54 on November 30, 2004 to $14.78 on May 31, 2005 and the reinvestment of $0.480 in monthly dividends.(1)

•     Based on net asset value, the Trust had a total return of 6.95% for the six months ended May 31, 2005. That return was the result of an increase in net asset value per share from $14.81 on November 30, 2004 to $15.34 on May 31, 2005, and the reinvestment of all distributions.

•     In comparison, the Lehman Brothers Municipal Bond Index – an unmanaged index of longer-term, investment-grade, municipal debt securities made up of issues larger than $50 million – had a total return of 3.51% for the six months ended May 31, 2005.(2)

•     Based on the last dividend of the semiannual period and a share price of $14.78, the Trust had a market yield of 5.72% at May 31, 2005.(3) The Trust’s market yield is equivalent to a taxable yield of 9.67%.(4) The dividend declared on June 30, 2005 reflects a reduction of the monthly dividend of $0.005833 per share.

Rating Distribution(5),(6)

By total investments

* Private insurance does not decrease the risk of principal fluctuations associated with this investment.

Robert B. MacIntosh

Portfolio Manager

Management Discussion

•     In the first half of 2005, New Jersey enjoyed its strongest showing since 2000. Leisure, business services, trade, transportation, and utilities generated the lion’s share of new jobs. Manufacturing remained among New Jersey’s weakest sectors. The state’s May 2005 jobless rate was 3.9%, down from 4.9% a year ago, and below the national rate.

•     Hospital bonds constituted the Trust’s largest sector weighting at May 31, 2005. In a very cost-conscious hospital climate, the Trust focused on health care financing authority bonds for facilities that management believes are well managed, financially strong and leading care providers in their communities.

•     Insured* transportation bonds constituted another large focus for the Trust. Investments included issues for regional and state port authorities, turnpike authorities and Newark’s marine terminal.

•     Insured* general obligations (GOs) were a large investment for the Trust. Management emphasized local board of education and school district bonds of communities with a sound property tax base. The Trust focused on issues with good call protection – either long-dated calls or non-callable bonds.

•     At May 31, 2005, the Trust had leverage in the amount of approximately 34% of the Trust’s total assets. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Trust performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return.

Trust Information as of May 31, 2005

Performance(7)

Average Annual Total Return (by share price, American Stock Exchange)
One Year	11.15%
Five Years	13.39
Life of Trust (1/29/99)	6.28

Average Annual Total Return (by net asset value)
One Year	15.28%
Five Years	13.99
Life of Trust (1/29/99)	6.91

(1) A portion of the Trust’s income may be subject to federal income tax and/or alternative minimum tax and state income tax.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(3) The Trust’s market yield is calculated by dividing the last dividend per share of the semiannual period by the share price at the end of the period and annualizing the result.

(4) Taxable-equivalent figures assume a maximum 40.83% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) Rating Distribution may not be representative of the Trust’s current or future investments.

(6) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust.

(7) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares.

Eaton Vance New York Municipal Income Trust as of May 31, 2005

INVESTMENT UPDATE

The Trust

• Based on share price (the Trust is a closed-end fund traded on the American Stock Exchange), the Trust had a total return of 7.58% for the six months ended May 31, 2005. That return was the result of an increase in share price from $15.37 on November 30, 2004 to $16.00 on May 31, 2005 and the reinvestment of $0.518 in monthly dividends.(1)

•     Based on net asset value, the Trust had a total return of 7.21% for the six months ended May 31, 2005. That return was the result of an increase in net asset value per share from $15.49 on November 30, 2004 to $16.07 on May 31, 2005, and the reinvestment of all distributions.

•     In comparison, the Lehman Brothers Municipal Bond Index – an unmanaged index of longer-term, investment- grade, municipal debt securities made up of issues larger than $50 million – had a total return of 3.51% for the six months ended May 31, 2005.(2)

•     Based on the last dividend of the semiannual period and a share price of $16.00, the Trust had a market yield of 6.31% at May 31, 2005.(3) The Trust’s market yield is equivalent to a taxable yield of 10.52%.(4) The dividend declared on June 30, 2005 reflects a reduction of the monthly dividend of $0.008417 per share.

Rating Distribution(5),(6)

By total investments

Thomas J. Fetter

Portfolio Manager

Management Discussion

•     In the first half of 2005, New York State continued its recovery, registering impressive employment growth. Business services, education, health care and tourism have been the main sources of growth. Gains in finance have been modest, while the state continued to shed manufacturing jobs. The state’s May 2005 jobless rate was 5.0%, down from 5.8% a year ago.

•     Electric utilities bonds were the Trust’s largest sector weighting at May 31, 2005. These essential services bonds are considered less subject to economic fluctuations than more discretionary services or purchases because their revenues derive from relatively stable utility bill payments.

•     Hospital bonds played a significant role in the Trust. Management remained very selective, focusing on the more competitive county and New York City-based institutions with what we believe to be sound management, lean cost structures and good market share.

•     Transportation bonds were a continued focus of the Trust. As the nation’s business and financial capital, transportation plays a key role in New York’s economy. The Trust’s holdings included issues for port authorities, rapid transit facilities and Puerto Rico highway authority bonds.

•     At May 31, 2005, the Trust had leverage in the amount of approximately 34% of the Trust’s total assets. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Trust performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return.

Trust Information as of May 31, 2005

Performance(7)

Average Annual Total Return (by share price, American Stock Exchange)
One Year	22.23%
Five Years	16.19
Life of Trust (1/29/99)	7.55

Average Annual Total Return (by net asset value)
One Year	15.12%
Five Years	14.24
Life of Trust (1/29/99)	7.63

(1) A portion of the Trust’s income may be subject to federal income tax and/or alternative minimum tax and state and city income tax. (2) It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(3) The Trust’s market yield is calculated by dividing the last dividend per share of the semiannual period by the share price at the end of the period and annualizing the result.

(4) Taxable-equivalent figures assume a maximum 40.01% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) Rating Distribution may not be representative of the Trust’s current or future investments.

(6) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust.

(7) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares.

Eaton Vance Ohio Municipal Income Trust as of May 31, 2005

INVESTMENT UPDATE

The Trust

•     Based on share price (the Trust is a closed-end fund traded on the American Stock Exchange), the Trust had a total return of -6.95% for the six months ended May 31, 2005. That return was the result of a decrease in share price from $16.75 on November 30, 2004 to $15.11 on May 31, 2005 and the reinvestment of $0.491 in monthly dividends.(1)

•     Based on net asset value, the Trust had a total return of 5.62% for the six months ended May 31, 2005. That return was the result of an increase in net asset value per share from $15.04 on November 30, 2004 to $15.40 on May 31, 2005, and the reinvestment of all distributions.

•     In comparison, the Lehman Brothers Municipal Bond Index – an unmanaged index of longer-term, investment-grade, municipal debt securities made up of issues larger than $50 million – had a total return of 3.51% for the six months ended May 31, 2005.(2)

•     Based on the last dividend of the semiannual period and a share price of $15.11, the Trust had a market yield of 5.88% at May 31, 2005.(3) The Trust’s market yield is equivalent to a taxable yield of 9.78%.(4) The dividend declared on June 30, 2005 reflects a reduction of the monthly dividend of $0.0065 per share.

Rating Distribution (5),(6)

By total investments

* Private insurance does not decrease the risk of principal fluctuations associated with this investment.

Thomas J. Fetter

Portfolio Manager

Management Discussion

Ohio’s economy continued its slow improvement in the first half of 2005, although manufacturing remained vulnerable to a soft auto industry, corporate restructurings and technology-driven productivity gains. Among expanding industries, business services, health care and education generated impressive employment growth. The state’s May 2005 jobless rate was 6.1%, unchanged from a year ago.

•     Hospital bonds were the Trust’s largest weighting at May 31, 2005. The Trust remained very selective, focusing on the more competitive institutions that have what we believe are favorable demographic and market positions, sound cost structures and in-demand health care specialties.

•     Insured* general obligations (GOs) were key investments for the Trust. Against the backdrop of a slow-to-recover manufacturing sector, the Trust sought to use insured* school district GOs as a counterweight against the possibility of a downturn in local tax revenues.

•     The Trust maintained selective investments in industrial development revenue bonds, with exposure in cyclical as well as defensive industries. The Trust’s investments included issues for airlines and air freight, several auto manufacturers and a beverage producer.

•     At May 31, 2005, the Trust had leverage in the amount of approximately 35% of the Trust’s total assets. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Trust performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return.

Trust Information as of May 31, 2005

Performance(7)

Average Annual Total Return (by share price, American Stock Exchange)
One Year	12.18%
Five Years	12.82
Life of Trust (1/29/99)	6.40

Average Annual Total Return (by net asset value)
One Year	14.25%
Five Years	13.60
Life of Trust (1/29/99)	6.73

(1) A portion of the Trust’s income may be subject to federal income tax and/or alternative minimum tax and state income tax.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(3) The Trust’s market yield is calculated by dividing the last dividend per share of the semiannual period by the share price at the end of the period and annualizing the result.

(4) Taxable-equivalent figures assume a maximum 39.88% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) Rating Distribution may not be representative of the Trust’s current or future investments.

(6) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust.

(7) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares.

Eaton Vance Pennsylvania Municipal Income Trust as of May 31, 2005

INVESTMENT UPDATE

The Trust

• Based on share price (the Trust is a closed-end fund traded on the American Stock Exchange), the Trust had a total return of 3.56% for the six months ended May 31, 2005. That return was the result of an increase in share price from $15.54 on November 30, 2004 to $15.58 on May 31, 2005 and the reinvestment of $0.496 in monthly dividends.(1)

•     Based on net asset value, the Trust had a total return of 4.82% for the six months ended May 31, 2005. That return was the result of an increase in net asset value per share from $14.89 on November 30, 2004 to $15.11 on May 31, 2005, and the reinvestment of all distributions.

•     In comparison, the Lehman Brothers Municipal Bond Index – an unmanaged index of longer-term, investment-grade, municipal debt securities made up of issues larger than $50 million – had a total return of 3.51% for the six months ended May 31, 2005.(2)

•     Based on the last dividend of the semiannual period and a share price of $15.58, the Trust had a market yield of 6.05% at May 31, 2005.(3) The Trust’s market yield is equivalent to a taxable yield of 9.60%.(4) The dividend declared on June 30, 2005 reflects a reduction of the monthly dividend of $0.003583 per share.

Rating Distribution(5),(6)

By total investments

* Private insurance does not decrease the risk of principal fluctuations associated with this investment.

Thomas M. Metzold

Portfolio Manager

Management Discussion

•     Pennsylvania job creation gained some momentum in late 2004 and early 2005, although the pace of growth was unevenly distributed. Business, education, tourism, construction and health care were the primary areas of growth, while manufacturing continued to shed jobs. The Commonwealth’s May 2005 jobless rate was 4.8%, down from 5.5% a year ago.

•     Insured* education bonds constituted the Trust’s largest sector weighting at May 31, 2005. With the education sector enjoying more predictable revenues than many cyclical sectors, the Trust’s investments included issues for some of the Commonwealth’s most prominent colleges and universities.

•     Insured* escrowed/prerefunded bonds remained a large commitment in the Trust. Escrowed bonds are pre-refunded and backed by Treasury bonds, most often as the result of a refinancing of existing higher-coupon debt. Escrowed issues are attractive for their high quality and may provide above-average coupons.

•     In the competitive hospital sector, the Trust remained very selective. Management focused on insured* bonds of facilities it believes have an advantage due to what it deems marketable health care services, superior management and a sound financial profile.

•     At May 31, 2005, the Trust had leverage in the amount of approximately 35% of the Trust’s total assets. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Trust performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return.

Trust Information as of May 31, 2005

Performance(7)

Average Annual Total Return (by share price, American Stock Exchange)
One Year	18.98%
Five Years	14.65
Life of Trust (1/29/99)	6.92

Average Annual Total Return (by net asset value)
One Year	11.18%
Five Years	12.72
Life of Trust (1/29/99)	6.41

(1) A portion of the Trust’s income may be subject to federal income tax and/or alternative minimum tax and state income tax.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(3) The Trust’s market yield is calculated by dividing the last dividend per share of the semiannual period by the share price at the end of the period and annualizing the result.

(4) Taxable-equivalent figures assume a maximum 37.00% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) Rating Distribution may not be representative of the Trust’s current or future investments.

(6) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust.

(7) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares.

Eaton Vance California Municipal Income Trust as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 150.3%
Principal Amount (000's omitted)	Security	Value
Education - 9.4%
$1,000	California Educational Facilities Authority, (Dominican University), 5.75%, 12/1/30	$1,049,120
2,770	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	2,866,950
500	California Educational Facilities Authority, (Pepperdine University), 5.00%, 11/1/29	518,990
1,850	California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	2,063,619
4,000	California Educational Facilities Authority, (Stanford University), 5.125%, 1/1/31	4,131,840
		$10,630,519
General Obligations - 6.6%
2,250	California, 5.00%, 6/1/34	2,351,227
1,100	California, 5.25%, 4/1/30	1,180,971
3,500	California, 5.50%, 11/1/33	3,894,660
		$7,426,858
Hospital - 22.3%
2,000	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 6.25%, 12/1/34	2,181,820
750	California Infrastructure and Economic Development, (Kaiser Hospital), 5.50%, 8/1/31	802,320
450	California Statewide Communities Development Authority, (Daughters of Charity Health System), 5.00%, 7/1/39	459,783
1,200	California Statewide Communities Development Authority, (Daughters of Charity Health System), 5.25%, 7/1/30	1,257,384
4,900	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	5,094,236
1,650	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,755,352
1,750	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,817,182
1,500	California Statewide Communities Development Authority, (Sutter Health), 5.50%, 8/15/28	1,607,055
1,500	Duarte, COP, (City of Hope), 5.25%, 4/1/24	1,541,880
1,000	Stockton Health Facilities Authority, (Dameron Hospital), 5.70%, 12/1/14	1,054,450
2,000	Tahoe Forest Hospital District, 5.85%, 7/1/22	2,092,720
2,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	2,128,680
1,140	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	1,190,513

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$2,000	Washington Township, Health Care District, 5.25%, 7/1/29	$2,078,440
		$25,061,815
Housing - 2.3%
1,000	California Statewide Communities Development Authority, (Corporate Fund for Housing), 6.50%, 12/1/29	1,003,820
500	California Statewide Communities Development Authority, (Corporate Fund for Housing), 7.25%, 12/1/34	500,430
768	Commerce, (Hermitage III Senior Apartments), 6.50%, 12/1/29	711,362
439	Commerce, (Hermitage III Senior Apartments), 6.85%, 12/1/29	403,775
		$2,619,387
Industrial Development Revenue - 1.2%
1,250	California Pollution Control Financing Authority, (Mobil Oil Corp.), (AMT), 5.50%, 12/1/29	1,311,562
		$1,311,562
Insured-Education - 7.3%
6,510	California Educational Facilities Authority, (Loyola Marymount University), (MBIA), 0.00%, 10/1/33	1,651,587
3,270	California Educational Facilities Authority, (Pooled College and University), (MBIA), 5.10%, 4/1/23	3,476,141
3,000	California State University, (AMBAC), 5.00%, 11/1/33	3,150,510
		$8,278,238
Insured-Electric Utilities - 11.1%
3,250	California Pollution Control Financing Authority, (Southern California Edison Co.), (MBIA), (AMT), 5.55%, 9/1/31	3,503,403
2,500	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	2,743,125
4,000	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 8.39%, 7/1/29(1)(2)	4,641,320
665	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 9.248%, 7/1/29(1)(3)	824,933
500	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 12.295%, 7/1/16(1)(3)	756,285
		$12,469,066
Insured-Escrowed / Prerefunded - 1.8%
5,130	Foothill/Eastern Transportation Corridor Agency, (FSA), Escrowed to Maturity, 0.00%, 1/1/26	2,019,835
		$2,019,835

See notes to financial statements

Eaton Vance California Municipal Income Trust as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations - 17.6%
$1,650	California RITES, (AMBAC), Variable Rate, 10.593%, 5/1/26(1)(3)	$2,125,299
1,000	California, (AMBAC), 4.25%, 3/1/28	982,050
1,000	California, (AMBAC), 4.50%, 5/1/28	1,007,050
3,750	Los Angeles Unified School District, (FGIC), 5.375%, 7/1/25	4,036,725
2,500	Puerto Rico, (FSA), Variable Rate, 7.219%, 7/1/27(1)(3)	3,168,325
1,600	San Diego Unified School District, (MBIA), Variable Rate, 10.095%, 7/1/24(1)(3)	2,550,896
3,000	Simi Valley Unified School District, (MBIA), 5.00%, 8/1/28	3,198,510
6,995	Sweetwater, Union High School District, (Election 2000), (FSA), 0.00%, 8/1/25	2,730,218
		$19,799,073
Insured-Hospital - 4.5%
3,200	California Statewide Communities Development Authority, (Children's Hospital Los Angeles), (MBIA), 5.25%, 8/15/29(4)	3,425,248
1,245	California Statewide Communities Development Authority, (Sutter Health), (FSA), Variable Rate, 10.853%, 8/15/27(1)(3)	1,603,062
		$5,028,310
Insured-Lease Revenue / Certificates of Participation - 10.6%
10,750	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/25	4,196,155
6,500	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/17	3,897,075
11,500	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/28	3,808,570
		$11,901,800
Insured-Special Tax Revenue - 1.2%
250	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 6.814%, 7/1/28(1)(2)	272,298
945	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 10.286%, 7/1/28(1)(3)	1,071,432
		$1,343,730
Insured-Transportation - 18.2%
5,000	Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	1,560,500
8,000	Alameda Corridor Transportation Authority, (MBIA), 0.00%, 10/1/31	2,190,400

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$2,500	Los Angeles County Metropolitan Transportation Authority, (FGIC), 5.25%, 7/1/30	$2,682,150
2,515	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 8.643%, 7/1/28(1)(3)	2,899,342
1,750	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	1,846,968
6,000	San Francisco, (Bay Area Rapid Transportation District), (FGIC), 5.50%, 7/1/34	6,495,240
10,000	San Joaquin Hills Transportation Corridor Agency, (MBIA), 0.00%, 1/15/32	2,766,200
		$20,440,800
Insured-Water and Sewer - 5.7%
6,250	East Bay Municipal Utilities District Water System, (MBIA), 5.00%, 6/1/38	6,442,063
		$6,442,063
Lease Revenue / Certificates of Participation - 6.3%
4,000	Sacramento Financing Authority, 5.40%, 11/1/20	4,516,720
2,500	San Diego County, Certificates of Participation, 5.375%, 10/1/41	2,629,500
		$7,146,220
Other Revenue - 1.4%
1,500	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14	1,634,205
		$1,634,205
Special Tax Revenue - 21.8%
1,500	Bonita Canyon Public Facilities Financing Authority, 5.375%, 9/1/28	1,523,175
1,600	Brentwood Infrastructure Financing Authority, 6.375%, 9/2/33	1,648,928
1,750	Capistrano Unified School District, 5.75%, 9/1/29	1,949,973
1,665	Corona, Public Financing Authority, 5.80%, 9/1/20	1,668,513
1,000	Corona-Norco Unified School District Public Financing Authority, 6.125%, 9/1/31	1,051,990
1,590	Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,683,603
500	Jurupa Community Services District, (Community Facilities District No. 16), 5.30%, 9/1/34	507,800
1,335	Lincoln Public Financing Authority, Improvement Bond Act of 1915 (Twelve Bridges), 6.20%, 9/2/25	1,418,745
420	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.75%, 9/1/24	428,778

See notes to financial statements

Eaton Vance California Municipal Income Trust as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue (continued)
$750	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.90%, 9/1/29	$765,705
750	Murrieta Valley Unified School District, 6.20%, 9/1/35	793,665
2,460	Oakland Joint Powers Financing Authority, 5.40%, 9/2/18	2,607,575
995	Oakland Joint Powers Financing Authority, 5.50%, 9/2/24	1,054,829
700	Rancho Cucamonga Public Financing Authority, 6.00%, 9/2/20	742,651
1,195	Roseville Special Tax, 6.30%, 9/1/25	1,279,690
1,325	San Pablo Redevelopment Agency, 5.65%, 12/1/23	1,409,098
1,500	Santa Margarita Water District, 6.20%, 9/1/20	1,643,700
250	Santaluz Community Facilities District No. 2, 6.10%, 9/1/21	256,333
500	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	510,750
500	Turlock Public Financing Authority, 5.45%, 9/1/24	515,835
1,000	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	1,044,870
		$24,506,206
Transportation - 1.0%
1,170	Port Redwood City, (AMT), 5.125%, 6/1/30	1,170,000
		$1,170,000
Total Tax-Exempt Investments - 150.3% (identified cost $154,173,104)		$169,229,687
Other Assets, Less Liabilities - 2.1%		$2,387,395
Auction Preferred Shares Plus Cumulative Unpaid Dividends - (52.4)%		$(59,009,657)
Net Assets Applicable to Common Shares - 100.0%		$112,607,425

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2005,

51.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 7.7% to 19.3% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the aggregate value of the securities is $19,913,192 or 17.7% of the Trust's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2005.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2005.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Florida Municipal Income Trust as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 153.4%
Principal Amount (000's omitted)	Security	Value
Education - 1.6%
$1,000	Volusia County Educational Facilities Authority, (Embry Riddle Aeronautical), 5.75%, 10/15/29	$1,049,370
		$1,049,370
Electric Utilities - 3.2%
2,000	Jacksonville Electric Authority, Variable Rate, 6.91%, 10/1/32(1)(2)	2,105,400
		$2,105,400
General Obligations - 2.7%
350	Florida Board of Education, 4.75%, 6/1/28	355,666
1,250	Florida, Variable Rate, 6.72%, 7/1/27(1)(2)	1,380,700
		$1,736,366
Health Care-Miscellaneous - 0.3%
160	Osceola County IDA Community Provider Pooled Loan, 7.75%, 7/1/17	160,118
		$160,118
Hospital - 12.1%
1,250	Jacksonville, EDA, (Mayo Clinic), 5.50%, 11/15/36	1,344,637
1,750	Lakeland Hospital System, (Lakeland Regional Health System), 5.50%, 11/15/32	1,856,120
2,000	Orange County Health Facilities Authority, (Adventist Health System), 5.625%, 11/15/32	2,149,560
1,000	South Miami Health Facility Authority, (Baptist Health), 5.25%, 11/15/33	1,051,090
1,400	West Orange Health Care District, 5.80%, 2/1/31	1,491,378
		$7,892,785
Housing - 2.4%
1,000	Escambia County Housing Finance Authority, SFM, (Multi-County Program), (AMT), 5.50%, 10/1/31	1,034,190
500	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), 7.75%, 8/15/20	460,455
45	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), 9.50%, 8/15/05	44,973
		$1,539,618

Principal Amount (000's omitted) Security		Value
Industrial Development Revenue - 3.6%
$882	Broward County IDR, (Lynxs Cargoport), (AMT), 6.75%, 6/1/19	$825,523
1,000	Capital Trust Agency, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	1,010,950
650	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	517,510
		$2,353,983
Insured-Electric Utilities - 14.2%
1,600	Burke County Development Authority (Georgia Power Co.), (MBIA), (AMT), 5.45%, 5/1/34	1,618,240
1,100	Guam Power Authority, (MBIA), 5.125%, 10/1/29	1,175,570
2,700	JEA, (FSA), 4.75%, 10/1/34	2,737,665
2,750	Jupiter Island, Utility System, (South Martin Regional Utility), (MBIA), 5.00%, 10/1/28	2,842,867
750	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 8.39%, 7/1/29(1)(2)	870,247
		$9,244,589
Insured-Escrowed / Prerefunded - 2.9%
650	Dade County, Professional Sports Franchise Facility, (MBIA), Escrowed to Maturity, 5.25%, 10/1/30	752,973
1,000	Tampa Bay Water Utility System, (FGIC), Prerefunded to 10/1/11, 5.75%, 10/1/29	1,143,550
		$1,896,523
Insured-General Obligations - 2.9%
1,500	Puerto Rico, (FSA), Variable Rate, 7.219%, 7/1/27(1)(3)	1,900,995
		$1,900,995
Insured-Hospital - 7.5%
1,000	Coral Gables Health Facilities Authority, (Baptist Health System of South Florida), (FSA), 5.00%, 8/15/29	1,056,190
1,000	Maricopa County IDA, (Mayo Clinic Hospital), (AMBAC), 5.25%, 11/15/37	1,055,430
1,350	Miami Dade County Health Facilities Authority, (Miami Children's Hospital), (AMBAC), 5.125%, 8/15/26	1,430,744
1,250	South Miami Health Facility Authority, (Baptist Health), (AMBAC), 5.25%, 11/15/33	1,339,013
		$4,881,377

See notes to financial statements

Eaton Vance Florida Municipal Income Trust as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted) Security		Value
Insured-Housing - 1.7%
$1,100	Broward County Housing Finance Authority, Multifamily Housing, (Venice Homes Apartments), (FSA), (AMT), 5.70%, 1/1/32	$1,132,296
		$1,132,296
Insured-Miscellaneous - 11.9%
4,000	Miami-Dade County, (Professional Sport Franchise), (MBIA), 4.75%, 10/1/30	4,066,640
3,500	Orange County Tourist Development, (AMBAC), 5.125%, 10/1/30	3,699,955
		$7,766,595
Insured-Special Tax Revenue - 12.7%
1,500	Dade County Convention Center Special Tax, (AMBAC), 5.00%, 10/1/35	1,558,035
970	Dade County, Special Obligation Residual Certificates, (AMBAC), Variable Rate, 8.555%, 10/1/35(1)(3)	1,082,588
2,250	Jacksonville, Sales Tax, (AMBAC), 5.00%, 10/1/30	2,348,415
1,470	Miami Beach Resort Tax, (AMBAC), 6.25%, 10/1/22	1,879,498
1,395	Miami-Dade County, Special Obligation, (MBIA), 5.00%, 10/1/37	1,432,233
		$8,300,769
Insured-Transportation - 24.7%
2,250	Florida Ports Financing Commission, (FGIC), (AMT), 5.50%, 10/1/29	2,420,955
3,700	Florida Turnpike Authority, (Department of Transportation), (FGIC) , 4.50%, 7/1/27(4)	3,721,127
1,500	Greater Orlando Aviation Authority, (FGIC), (AMT), Variable Rate, 9.216%, 10/1/18(1)(3)	1,761,060
500	Lee County Airport, (FSA), (AMT), 5.75%, 10/1/25	547,815
650	Lee County Airport, (FSA), (AMT), 6.00%, 10/1/29	724,893
1,000	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 5.00%, 1/1/37	1,027,160
1,000	Miami-Dade County Expressway Authority, (FGIC), 5.00%, 7/1/33	1,058,700
1,000	Miami-Dade County Expressway Authority, (FGIC), 5.125%, 7/1/29	1,058,330
1,000	Orlando and Orange County Expressway Authority, (FGIC), 5.00%, 7/1/28	1,032,110
1,250	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	1,431,213
1,165	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 10.143%, 7/1/26(1)(3)	1,316,357
		$16,099,720

Principal Amount (000's omitted) Security		Value
Insured-Utilities - 0.8%
$500	Ocala Utility System, (FGIC), 5.00%, 10/1/31	$534,305
		$534,305
Insured-Water and Sewer - 25.8%
3,000	Marco Island Utility System, (MBIA), 5.00%, 10/1/33	3,170,370
1,500	Miami Beach Storm Water, (FGIC), 5.375%, 9/1/30	1,622,220
1,000	Okeechobee Utility Authority, (FSA), 5.00%, 10/1/25	1,055,230
1,250	Saint Petersburg Public Utilities, (FSA), 5.00%, 10/1/28	1,298,175
4,000	Sunrise Utility System, (AMBAC), 5.00%, 10/1/28	4,351,680
1,500	Tampa Bay Water Utility System, (FGIC), Variable Rate, 6.22%, 10/1/27(1)(2)	1,597,995
3,650	Winter Haven Utilities System, (MBIA), 4.75%, 10/1/28	3,706,174
		$16,801,844
Nursing Home - 2.6%
785	Okaloosa County Retirement Rental Housing, (Encore Retirement Partners), 6.125%, 2/1/14	716,085
265	Orange County Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	261,044
735	Orange County Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	726,628
		$1,703,757
Other Revenue - 0.9%
500	Capital Trust Agency, (Seminole Tribe Convention), 8.95%, 10/1/33	553,630
		$553,630
Senior Living / Life Care - 2.4%
1,500	Lee County IDA, (Shell Point Village), 5.50%, 11/15/29	1,533,930
		$1,533,930
Special Tax Revenue - 13.1%
550	Dupree Lakes Community Development District, 5.00%, 11/1/10	555,561
325	Heritage Harbour South Community Development District, 6.20%, 5/1/35	337,285
405	Heritage Harbour South Community Development District, (Capital Improvements), 5.40%, 11/1/08	411,002
810	Heritage Springs Community Development District, 6.75%, 5/1/21	834,332
840	Longleaf Community Development District, 6.65%, 5/1/20	782,519
690	North Springs Improvement District, (Heron Bay), 7.00%, 5/1/19	714,764

See notes to financial statements

Eaton Vance Florida Municipal Income Trust as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted) Security		Value
Special Tax Revenue (continued)
$1,000	Northern Palm Beach County Improvement District, (Water Control and Improvement), 6.00%, 8/1/25	$1,033,700
500	Southern Hills Plantation I Community Development District, 5.80%, 5/1/35	505,280
600	Sterling Hill Community Development District, 6.20%, 5/1/35	621,348
500	Stoneybrook West Community Development District, 7.00%, 5/1/32	536,730
855	University Square Community Development District, 6.75%, 5/1/20	904,573
460	Vista Lakes Community Development District, 7.20%, 5/1/32	495,650
735	Waterlefe Community Development District, 6.95%, 5/1/31	795,615
		$8,528,359
Water and Sewer - 3.4%
2,000	Seminole County, Water and Sewer, 5.375%, 10/1/22	2,207,020
		$2,207,020
Total Tax-Exempt Investments - 153.4% (identified cost $92,553,600)		$99,923,349
Other Assets, Less Liabilities - 1.1%		$745,792
Auction Preferred Shares Plus Cumulative Unpaid Dividends - (54.5)%		$(35,514,886)
Net Assets Applicable to Common Shares - 100.0%		$65,154,255

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2005, 68.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 11.3% to 22.6% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the aggregate value of the securities is $12,015,342 or 18.4% of the Trust's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2005.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2005.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Massachusetts Municipal Income Trust as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 148.2%
Principal Amount (000's omitted)	Security	Value
Education - 24.9%
$500	Massachusetts Development Finance Agency, (Belmont Hill School), 5.00%, 9/1/31	$522,245
2,000	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	2,263,160
500	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), 5.75%, 7/1/33	534,615
600	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	626,754
500	Massachusetts Development Finance Agency, (Mount Holyoke College), 5.25%, 7/1/31	531,630
1,000	Massachusetts Development Finance Agency, (Suffolk University), 5.85%, 7/1/29	1,039,360
400	Massachusetts Development Finance Agency, (Western New England College), 6.125%, 12/1/32	427,596
1,500	Massachusetts Development Finance Agency, (Wheeler School), 6.50%, 12/1/29	1,587,705
1,000	Massachusetts Development Finance Agency, (Xaverian Brothers High School), 5.65%, 7/1/29	1,041,640
1,000	Massachusetts HEFA, (Boston College), 5.125%, 6/1/33	1,059,440
500	Massachusetts IFA, (Babson College), 5.25%, 10/1/27	519,970
400	Massachusetts IFA, (Belmont Hill School), 5.25%, 9/1/28	413,328
		$10,567,443
Electric Utilities - 2.5%
1,000	Massachusetts IFA, (Devens Electric System), 6.00%, 12/1/30	1,075,830
		$1,075,830
Escrowed / Prerefunded - 3.8%
1,000	Massachusetts HEFA, (Winchester Hospital), Prerefunded to 7/1/10, 6.75%, 7/1/30	1,159,000
1,000	Rail Connections, Inc., (Route 128 Parking), (ACA), Prerefunded to 7/1/09, 0.00%, 7/1/20	440,660
		$1,599,660
General Obligations - 0.7%
250	Massachusetts, 5.25%, 8/1/28	290,867
		$290,867
Health Care-Miscellaneous - 2.9%
510	Massachusetts Development Finance Agency, (MCHSP Human Services), 6.60%, 8/15/29	502,666

Principal Amount (000's omitted) Security		Value
Health Care-Miscellaneous (continued)
$700	Massachusetts HEFA, (Learning Center for Deaf Children), 6.125%, 7/1/29	$715,435
		$1,218,101
Hospital - 17.7%
1,000	Massachusetts Development Finance Agency, (Biomedical Research Corp.), 6.25%, 8/1/20	1,098,660
1,000	Massachusetts HEFA, (Baystate Medical Center), 5.75%, 7/1/33	1,075,370
400	Massachusetts HEFA, (Berkshire Health System), 6.25%, 10/1/31	428,580
175	Massachusetts HEFA, (Central New England Health Systems), 6.30%, 8/1/18	175,065
1,100	Massachusetts HEFA, (Covenant Health), 6.00%, 7/1/31	1,187,571
1,375	Massachusetts HEFA, (Partners Healthcare System), 5.25%, 7/1/29	1,443,379
2,000	Massachusetts HEFA, (South Shore Hospital), 5.75%, 7/1/29	2,095,180
		$7,503,805
Industrial Development Revenue - 1.7%
695	Massachusetts IFA, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	729,131
		$729,131
Insured-Education - 15.6%
1,000	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39(1)	1,215,780
1,000	Massachusetts Development Finance Agency, (Boston University), (XLCA), 5.375%, 5/15/39	1,162,900
1,600	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	1,721,472
850	Massachusetts HEFA, (Berklee College of Music), (MBIA), Variable Rate, 6.98%, 10/1/27(2)(3)	941,043
1,000	Massachusetts HEFA, (Northeastern University), (MBIA), 5.00%, 10/1/29	1,041,510
500	Massachusetts HEFA, (UMass-Worcester Campus), (FGIC), 5.25%, 10/1/31	537,820
		$6,620,525
Insured-Electric Utilities - 1.9%
750	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29	810,127
		$810,127

See notes to financial statements

Eaton Vance Massachusetts Municipal Income Trust as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations - 9.7%
$1,000	Massachusetts, (AMBAC), Variable Rate, 10.075%, 8/1/30(2)(4)	$1,658,020
500	Plymouth, (MBIA), 5.25%, 10/15/20	546,645
900	Puerto Rico, (FSA), Variable Rate, 7.219%, 7/1/27(2)(4)	1,140,597
740	Sandwich, (MBIA), 4.50%, 7/15/29	755,592
		$4,100,854
Insured-Miscellaneous - 13.2%
2,000	Boston Convention Center, (AMBAC), 5.00%, 5/1/27	2,100,620
2,750	Massachusetts Development Finance Agency, (WGBH), (AMBAC), 5.75%, 1/1/42	3,479,823
		$5,580,443
Insured-Special Tax Revenue - 10.1%
1,500	Martha's Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	1,581,615
2,500	Massachusetts State Special Obligation - Convention Center, (FGIC), 5.25%, 1/1/29	2,716,550
		$4,298,165
Insured-Transportation - 11.3%
1,020	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 0.00%, 1/1/29	337,273
2,000	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 5.25%, 1/1/29	2,094,100
1,100	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), Variable Rate, 8.643%, 1/1/37(2)(4)	1,189,628
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 8.643%, 7/1/28(2)(4)	1,152,820
		$4,773,821
Nursing Home - 3.7%
500	Boston, IDA (Alzheimers Center), (FHA), 6.00%, 2/1/37	530,275
455	Massachusetts Development Finance Agency, (Odd Fellows Home of Massachusetts), 6.25%, 1/1/15	429,611
600	Massachusetts HEFA, (Christopher House), 6.875%, 1/1/29	604,200
		$1,564,086
Senior Living / Life Care - 3.6%
1,500	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.625%, 7/1/29	1,507,200
		$1,507,200

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue - 6.4%
$1,000	Massachusetts Bay Transportation Authority, (Sales Tax Revenue), 5.00%, 7/1/28	$1,127,830
1,350	Massachusetts Bay Transportation Authority, (Sales Tax Revenue), 5.25%, 7/1/30	1,567,310
		$2,695,140
Transportation - 6.0%
1,350	Massachusetts Bay Transportation Authority, Variable Rate, 6.73%, 3/1/27(2)(3)	1,472,810
1,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/36	1,051,430
		$2,524,240
Water and Sewer - 12.5%
2,000	Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	2,102,440
2,000	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	2,163,180
965	Massachusetts Water Pollution Abatement Trust, 5.375%, 8/1/27	1,040,627
		$5,306,247
Total Tax-Exempt Investments - 148.2% (identified cost $57,241,597)		$62,765,685
Other Assets, Less Liabilities - 2.6%		$1,081,062
Auction Preferred Shares Plus Cumulative Unpaid Dividends - (50.8)%		$(21,501,616)
Net Assets Applicable to Common Shares - 100.0%		$42,345,131

See notes to financial statements

Eaton Vance Massachusetts Municipal Income Trust as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2005, 41.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.1% to 15.9% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the aggregate value of the securities is $7,554,918 or 17.8% of the Trust's net assets.

(3)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2005.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2005.

See notes to financial statements

Eaton Vance Michigan Municipal Income Trust as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 151.9%
Principal Amount (000's omitted)	Security	Value
Education - 5.8%
$1,250	Michigan Higher Education Facilities Authority, (Creative Studies), 5.90%, 12/1/27	$1,294,937
540	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	560,104
		$1,855,041
Electric Utilities - 7.4%
1,250	Michigan Strategic Fund, (Detroit Edison Pollution Control), 5.45%, 9/1/29	1,322,975
1,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	1,069,180
		$2,392,155
Escrowed / Prerefunded - 2.6%
750	Michigan Hospital Finance Authority, (Ascension Health Care), Prerefunded to 11/15/09, 6.125%, 11/15/26	850,267
		$850,267
General Obligations - 20.1%
500	East Grand Rapids Public Schools, 5.00%, 5/1/25	527,715
500	Garden City School District, 5.00%, 5/1/26	521,945
5,335	Grand Rapids and Kent County Joint Building Authority, 0.00%, 12/1/29	1,664,947
1,000	Manistee Area Public Schools, 5.00%, 5/1/24	1,063,020
750	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	804,832
1,000	White Cloud Public Schools, 5.125%, 5/1/31	1,046,380
800	Woodhaven Brownstown School District, 5.125%, 5/1/32	842,473
		$6,471,312
Health Care-Miscellaneous - 1.2%
385	Pittsfield Township EDC, (Arbor Hospice), 7.875%, 8/15/27	377,423
		$377,423
Hospital - 29.5%
500	Allegan Hospital Finance Authority, (Allegan General Hospital), 7.00%, 11/15/21	522,305
125	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	126,904
125	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	127,435

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$500	Kent Hospital Finance Authority, (Spectrum Health), 5.50%, 1/15/31	$535,405
500	Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), 5.875%, 11/15/34	505,455
500	Mecosta County, (Michigan General Hospital), 6.00%, 5/15/18	499,980
750	Michigan Health Facilities Authority, (Henry Ford Health), 5.25%, 11/15/25	764,865
1,000	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.25%, 10/1/27	1,028,440
1,000	Michigan Hospital Finance Authority, (Henry Ford Health), 5.25%, 11/15/20	1,024,830
750	Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	797,228
750	Michigan Hospital Finance Authority, (Sparrow Obligation Group), 5.625%, 11/15/36	801,255
1,000	Michigan Hospital Finance Authority, (Trinity Health), 6.00%, 12/1/27	1,107,480
750	Royal Oak Hospital Finance Authority, (William Beaumount Hospital), 5.25%, 1/1/20	771,015
800	Saginaw Hospital Finance Authority, (Covenant Medical Center), 6.50%, 7/1/30	882,344
		$9,494,941
Industrial Development Revenue - 7.4%
1,000	Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	1,027,990
800	Dickinson County Economic Development Corp., (International Paper Co.), 5.75%, 6/1/16	864,216
625	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	485,100
		$2,377,306
Insured-Education - 2.4%
250	Central Michigan University, (AMBAC), 4.75%, 10/1/29	258,343
500	Central Michigan University, (FGIC), 5.00%, 10/1/27	520,500
		$778,843
Insured-Electric Utilities - 5.0%
1,000	Michigan Strategic Fund Resource Recovery, (Detroit Edison Co.), (MBIA), (AMT), 5.55%, 9/1/29	1,065,670
500	Michigan Strategic Fund Resource Recovery, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	533,285
		$1,598,955

See notes to financial statements

Eaton Vance Michigan Municipal Income Trust as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded - 17.0%
$1,000	Central Montcalm Public Schools, (MBIA), 6.00%, 5/1/29	$1,109,580
2,000	Fenton Area Public Schools, (FGIC), 5.00%, 5/1/24	2,115,340
2,000	Novi Building Authority, (FSA), 5.50%, 10/1/25	2,245,400
		$5,470,320
Insured-General Obligations - 9.0%
650	Detroit School District, (FGIC), 4.75%, 5/1/28	662,903
200	Eaton Rapids Public Schools, (MBIA), 4.75%, 5/1/25	203,386
700	Puerto Rico, (FSA), Variable Rate, 7.219%, 7/1/27(1)(2)	887,131
1,000	St. Johns Public Schools, (FGIC), 5.10%, 5/1/25	1,132,980
		$2,886,400
Insured-Hospital - 6.7%
1,000	Royal Oak Hospital Finance Authority, (William Beaumont Hospital), (MBIA), 5.25%, 11/15/35	1,058,230
1,000	Saginaw Hospital Finance Authority, (Covenant Medical Center), (MBIA), 5.50%, 7/1/24	1,079,370
		$2,137,600
Insured-Sewer Revenue - 5.1%
550	Detriot Sewer Disposal, (MBIA), 5.00%, 7/1/30	584,683
1,000	Detroit Sewer Disposal, (FGIC), 5.125%, 7/1/31	1,063,010
		$1,647,693
Insured-Special Tax Revenue - 11.0%
600	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 6.814%, 7/1/28(1)(3)	653,514
455	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 10.286%, 7/1/28(1)(2)	515,874
2,250	Wayne Charter County, (Airport Hotel-Detroit Metroplitan Airport), (MBIA), 5.00%, 12/1/30	2,358,135
		$3,527,523
Insured-Student Loan - 3.3%
1,000	Michigan Higher Education Student Loan Authority Revenue, (AMBAC), (AMT), 5.50%, 6/1/25(4)	1,047,250
		$1,047,250
Insured-Transportation - 11.0%
670	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 8.643%, 7/1/28(1)(2)	772,389
600	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 10.143%, 7/1/26(1)(2)	677,952

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$2,000	Wayne Charter County Airport, Residual Certificates, (MBIA), (AMT), Variable Rate, 6.72%, 12/1/28(1)(3)	$2,095,520
		$3,545,861
Insured-Water Revenue - 5.3%
1,650	Detroit Water Supply System, (FGIC), 5.00%, 7/1/30	1,717,914
		$1,717,914
Lease Revenue / Certificates of Participation - 0.8%
250	Puerto Rico, (Guaynabo Municipal Government Center Lease), 5.625%, 7/1/22	258,613
		$258,613
Transportation - 1.3%
375	Kent County Airport Facility, Variable Rate, 10.19%, 1/1/25(1)(3)	419,460
		$419,460
Total Tax-Exempt Investments (identified cost $44,323,047)		$48,854,877
Put Options Purchased - 0.0%
55	U.S. Long Bond Futures Put, Exp. 8/26/2005, Strike Price 109.00	7,734
Total Put Options Purchased (identified cost, $24,296)		$7,734
Total Investments - 151.9% (identified cost $44,347,343)		$48,862,611
Other Assets, Less Liabilities - 2.5%		$811,603
Auction Preferred Shares Plus Cumulative Unpaid Dividends - (54.4)%		$(17,505,754)
Net Assets Applicable to Common Shares - 100.0%		$32,168,460

See notes to financial statements

Eaton Vance Michigan Municipal Income Trust as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2005, 49.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 20.9% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the aggregate value of the securities is $6,021,840 or 18.7% of the Trust's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2005.

(3)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2005.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance New Jersey Municipal Income Trust as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 156.6%
Principal Amount (000's omitted)	Security	Value
Education - 6.9%
$1,420	New Jersey Educational Facilities Authority, (Bloomfield College), 6.85%, 7/1/30	$1,449,607
3,250	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.25%, 7/1/32	3,421,405
		$4,871,012
Electric Utilities - 9.7%
5,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	5,275,450
1,500	Salem County Pollution Control Financing Authority, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	1,594,455
		$6,869,905
Escrowed / Prerefunded - 10.3%
2,700	New Jersey EDA, (The Seeing Eye, Inc.), Prerefunded to 12/1/09, 6.20%, 12/1/24	3,082,320
3,935	New Jersey Educational Facilities Authority, (Princeton University), Prerefunded to 7/1/10, 5.00%, 7/1/20	4,179,324
		$7,261,644
General Obligations - 5.3%
3,500	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	3,755,885
		$3,755,885
Hospital - 23.7%
2,000	Camden County, Improvements Authority, (Cooper Health), 5.75%, 2/15/34	2,136,040
1,035	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Center), 5.75%, 7/1/25	1,126,090
2,140	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.25%, 7/1/27	2,193,158
1,765	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	1,849,120
2,000	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/34	2,157,740
750	New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), 6.50%, 7/1/21	835,897
2,000	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.75%, 7/1/31	2,169,520
1,450	New Jersey Health Care Facilities Financing Authority, (Saint Peters University Hospital), 6.875%, 7/1/20	1,631,467
1,900	New Jersey Health Care Facilities Financing Authority, (St. Elizabeth's Hospital), 6.00%, 7/1/20	1,998,211

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$600	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	$680,616
		$16,777,859
Industrial Development Revenue - 12.8%
1,000	Gloucester County, Improvements Authority, (Waste Management, Inc.), (AMT), 7.00%, 12/1/29	1,117,290
3,000	Middlesex County Pollution Control Authority, (Amerada Hess Corp.), 6.05%, 9/15/34	3,224,580
1,000	New Jersey EDA, (Anheuser-Busch), (AMT), 5.85%, 12/1/30	1,031,430
750	New Jersey EDA, (Continental Airlines), (AMT), 6.25%, 9/15/29	634,440
750	New Jersey EDA, (Continental Airlines), (AMT), 9.00%, 6/1/33	794,745
2,300	New Jersey EDA, (Waste Management, Inc.), (AMT), 4.50%, 6/1/15(1)	2,300,000
		$9,102,485
Insured-Education - 7.3%
3,250	New Jersey Educational Facilities Authority, (Rowan University), (AMBAC), 4.50%, 7/1/30	3,280,615
1,600	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, Residual Certificates, (MBIA), Variable Rate, 10.855%, 7/1/33(2)(3)	1,884,304
		$5,164,919
Insured-Electric Utilities - 1.9%
1,250	Vineland, (Electric Utility), (MBIA), (AMT), 5.25%, 5/15/26	1,319,750
		$1,319,750
Insured-Escrowed / Prerefunded - 2.8%
1,580	New Jersey EDA, (FSA), Prerefunded to 5/1/09, Variable Rate, 9.354%, 5/1/17(2)(3)	1,972,693
		$1,972,693
Insured-General Obligations - 19.0%
1,555	Colts Neck Township Board of Education, (FSA), 5.00%, 2/1/26	1,716,549
750	Eastampton Township, Board of Education, (MBIA), 4.50%, 3/1/28	757,253
775	Eastampton Township, Board of Education, (MBIA), 4.50%, 3/1/29	781,371

See notes to financial statements

Eaton Vance New Jersey Municipal Income Trust as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$790	Eastampton Township, Board of Education, (MBIA), 4.50%, 3/1/30	$795,356
1,745	Freehold Township, Board of Education, (FSA), 4.375%, 7/15/27	1,759,710
3,500	Irvington Township, (FSA), 0.00%, 7/15/24	1,504,335
5,500	Irvington Township, (FSA), 0.00%, 7/15/25	2,248,510
1,400	Washington Township Board of Education Gloucester County, (FSA), 5.25%, 1/1/27	1,627,990
1,945	Washington Township Board of Education Gloucester County, (FSA), 5.25%, 1/1/28	2,264,427
		$13,455,501
Insured-Housing - 5.2%
3,390	New Jersey Housing and Mortgage Finance Agency, (FSA), (AMT), 5.05%, 5/1/34	3,431,833
230	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing, (FSA), 5.75%, 5/1/25	242,889
		$3,674,722
Insured-Special Tax Revenue - 7.1%
7,100	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/27	2,586,956
6,000	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/25(4)	2,421,000
		$5,007,956
Insured-Transportation - 19.6%
1,000	Delaware River Port Authority, (FSA), 5.625%, 1/1/26(5)	1,087,030
3,250	Delaware River Port Authority, (FSA), 5.75%, 1/1/26(5)	3,544,125
1,500	New Jersey Turnpike Authority, (FSA), 5.25%, 1/1/28(1)	1,751,205
1,500	New Jersey Turnpike Authority, RITES, (MBIA), Variable Rate, 10.124%, 1/1/30(2)(3)	1,860,120
1,250	Newark Housing Authority, (Newark Marine Terminal), (MBIA), Variable Rate, 8.56%, 1/1/37(2)(3)	1,448,988
4,000	Port Authority of New York and New Jersey, (JFK International Terminal), (MBIA), (AMT), 5.75%, 12/1/25	4,229,880
		$13,921,348
Insured-Water Revenue - 2.6%
1,800	Bayonne Municipal Utilities Authority, Water and Sewer Revenue, (XLCA), 4.75%, 4/1/33	1,843,056
		$1,843,056

Principal Amount (000's omitted)	Security	Value
Nursing Home - 3.0%
$1,000	New Jersey EDA, (Masonic Charity Foundation), 5.50%, 6/1/31	$1,082,180
970	New Jersey EDA, (Victoria Health), 5.20%, 12/20/36	1,046,135
		$2,128,315
Other Revenue - 3.5%
950	Tobacco Settlement Financing Corp., 6.75%, 6/1/39	1,034,683
1,250	Tobacco Settlement Financing Corp., Variable Rate, 9.902%, 6/1/39(2)(6)(7)	1,472,838
		$2,507,521
Senior Living / Life Care - 2.4%
1,700	New Jersey EDA, (Fellowship Village), 5.50%, 1/1/25	1,723,596
		$1,723,596
Special Tax Revenue - 5.5%
750	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/31	790,650
1,310	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/29	1,416,831
1,500	New Jersey EDA, (Cigarette Tax), Variable Rate, 7.91%, 6/15/34(2)(6)	1,714,905
		$3,922,386
Transportation - 8.0%
1,600	Port Authority of New York and New Jersey, Variable Rate, 9.729%, 3/1/28(3)	2,401,504
2,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/42	2,068,440
1,175	South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,231,823
		$5,701,767
Total Tax-Exempt Investments - 156.6% (identified cost $101,308,810)		$110,982,320
Other Assets, Less Liabilities - (3.0)%		$(2,116,464)
Auction Preferred Shares Plus Cumulative Unpaid Dividends - (53.6)%		$(38,002,696)
Net Assets Applicable to Common Shares - 100.0%		$70,863,160

See notes to financial statements

Eaton Vance New Jersey Municipal Income Trust as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2005, 41.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.7% to 25.4% of total investments.

(1)  When-issued security.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the aggregate value of the securities is $10,353,848 or 14.6% of the Trust's net assets.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2005.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(6)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2005.

(7)  Security is subject to a shortfall and forbearance agreement.

See notes to financial statements

Eaton Vance New York Municipal Income Trust as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 149.1%
Principal Amount (000's omitted)	Security	Value
Cogeneration - 1.3%
$1,150	Suffolk County IDA, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$1,130,875
		$1,130,875
Education - 11.5%
1,000	Dutchess County IDA, (Marist College), 5.00%, 7/1/20	1,051,870
5,500	Hempstead IDA, (Hofstra University Civic Facilities), 5.00%, 7/1/33	5,741,230
3,025	New York Dormitory Authority, (Rockefeller University), 4.75%, 7/1/37	3,090,612
		$9,883,712
Electric Utilities - 17.7%
2,000	Long Island Power Authority, 5.50%, 12/1/23	2,133,660
1,655	Long Island Power Authority, Electric System Revenue, 5.25%, 12/1/26	1,748,557
1,000	Long Island Power Authority, Electric System Revenue, 5.375%, 9/1/25	1,086,710
4,100	New York Power Authority, 5.25%, 11/15/40	4,400,817
1,500	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	1,582,635
2,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	2,138,360
2,100	Suffolk County IDA, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	2,204,979
		$15,295,718
General Obligations - 15.0%
6,000	New York City, 5.25%, 9/15/33	6,444,600
3,800	New York State, 4.50%, 3/15/35	3,823,712
2,500	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	2,682,775
		$12,951,087
Health Care-Miscellaneous - 6.3%
1,250	New York City IDA, (A Very Special Place, Inc.), 5.75%, 1/1/29	1,048,125
1,500	New York City IDA, (Ohel Children's Home), 6.00%, 3/15/23	1,366,500
140	Suffolk County IDA, Civic Facility Revenue, (Alliance of LI), 7.50%, 9/1/15	153,073
180	Suffolk County IDA, Civic Facility Revenue, (Alliance of LI), 7.50%, 9/1/15	196,808
2,600	Westchester County IDA, (Children's Village), 5.375%, 3/15/19	2,641,756
		$5,406,262

Principal Amount (000's omitted)	Security	Value
Hospital - 15.4%
$230	Chautauqua County IDA, (Womans Christian Association), 6.35%, 11/15/17	$235,111
485	Chautauqua County IDA, (Womans Christian Association), 6.40%, 11/15/29	489,307
1,250	Fulton County IDA, (Nathan Littauer Hospital), 6.00%, 11/1/18	1,224,037
400	Nassau County IDA, Civic Facility Revenue, (North Shore Health System), 6.25%, 11/1/21	442,776
3,200	New York City Health and Hospital Corp., 5.25%, 2/15/17	3,335,520
300	New York City Health and Hospital Corp., (Health System), 5.375%, 2/15/26	314,673
1,500	New York Dormitory Authority Revenue, (Lenox Hill Hospital), 5.50%, 7/1/30	1,577,985
2,000	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,133,800
1,250	Oneida County IDA, (St. Elizabeth Hospital), 5.75%, 12/1/19	1,248,787
2,105	Suffolk County IDA, Civic Facility, (Huntington Hospital), 6.00%, 11/1/22	2,289,019
		$13,291,015
Housing - 5.7%
3,500	New York City Housing Development Corp., (Multi-Family Housing), 4.95%, 11/1/33	3,611,545
1,250	New York City Housing Development Corp., (Multi-Family Housing), (AMT), 5.00%, 11/1/24	1,280,612
		$4,892,157
Industrial Development Revenue - 6.4%
1,500	New York City IDA, (American Airlines, Inc.-JFK International Airport), (AMT), 8.00%, 8/1/12	1,409,340
775	Onandaga County IDA, Aero Syracuse Cargo, (AMT), 6.125%, 1/1/32	798,607
2,500	Onondaga County IDA, (Anheuser-Busch), (AMT), 6.25%, 12/1/34	2,750,625
550	Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	556,270
		$5,514,842
Insured-Education - 8.7%
1,000	Madison County IDA, (Colgate University), (MBIA), 5.00%, 7/1/39	1,059,320
1,200	New York Dormitory Authority, (Cooper Union), (MBIA), 6.25%, 7/1/29	1,349,808
1,750	New York Dormitory Authority, (CUNY), (AMBAC), 5.25%, 7/1/23	2,001,528

See notes to financial statements

Eaton Vance New York Municipal Income Trust as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Education (continued)
$1,000	New York Dormitory Authority, (CUNY), (AMBAC), 5.25%, 7/1/30	$1,142,380
900	New York Dormitory Authority, (New York University), (MBIA), Variable Rate, 15.955%, 7/1/27(1)(2)	1,945,557
		$7,498,593
Insured-Escrowed / Prerefunded - 4.9%
1,500	Metropolitan Transportation Authority of New York, Escrowed to Maturity, (FGIC), 4.75%, 7/1/26	1,564,785
1,400	Metropolitan Transportation Authority of New York, Escrowed to Maturity, (FGIC), 4.75%, 7/1/26	1,460,466
1,000	New York City, Trust for Cultural Resources, (Museum of History), Prerefunded to 7/1/09, (AMBAC), Variable Rate, 10.749%, 7/1/29(1)(2)	1,200,070
		$4,225,321
Insured-General Obligations - 2.6%
1,750	Puerto Rico, (FSA), Variable Rate, 7.219%, 7/1/27(1)(2)	2,217,828
		$2,217,828
Insured-Hospital - 6.9%
5,000	New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (MBIA), 5.50%, 7/1/23(3)	5,905,250
		$5,905,250
Insured-Special Tax Revenue - 3.0%
1,175	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 6.814%, 7/1/28(1)(4)	1,279,798
1,190	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 10.286%, 7/1/28(1)(2)	1,349,210
		$2,629,008
Insured-Transportation - 9.3%
2,325	Monroe County Airport Authority, (MBIA), (AMT), Variable Rate, 8.403%, 1/1/17(1)(4)	3,084,322
2,735	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (MBIA), (AMT), 5.625%, 4/1/29	2,940,590
1,750	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (MBIA), (AMT), Variable Rate, 7.914%, 4/1/29(1)(4)	2,013,095
		$8,038,007

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer - 2.5%
$2,000	New York City Municipal Water Finance Authority, (FGIC), 5.50%, 6/15/32	$2,163,640
		$2,163,640
Lease Revenue / Certificates of Participation - 5.6%
4,385	New York Dormitory Authority, (Court Facility), 6.00%, 5/15/39	4,857,528
		$4,857,528
Other Revenue - 3.5%
1,285	Albany Industrial Development Agency Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	1,341,861
1,250	Puerto Rico Infrastructure Financing Authority, Variable Rate, 7.858%, 10/1/32(1)(2)	1,632,388
		$2,974,249
Senior Living / Life Care - 3.0%
1,450	Mount Vernon IDA, (Wartburg Senior Housing, Inc. - Meadowview), 6.20%, 6/1/29	1,486,627
1,000	Suffolk County IDA, (Jeffersons Ferry), 7.20%, 11/1/19	1,070,750
		$2,557,377
Solid Waste - 2.5%
2,000	Niagara County IDA, (American Ref-Fuel Co. LLC), (AMT), 5.45%, 11/15/26	2,159,460
		$2,159,460
Transportation - 15.2%
6,000	Metropolitan Transportation Authority of New York, 5.25%, 11/15/32	6,455,400
1,000	Port Authority of New York and New Jersey, (AMT), 4.75%, 12/1/34	1,018,650
1,300	Port Authority of New York and New Jersey, (AMT), Variable Rate, 6.265%, 6/15/33(1)(4)	1,340,443
1,800	Port Authority of New York and New Jersey, Variable Rate, 9.729%, 3/1/28(2)	2,701,692
1,550	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/42	1,603,041
		$13,119,226
Water and Sewer - 1.8%
1,500	New York City Municipal Water Finance Authority, 5.25%, 6/15/29	1,565,685
		$1,565,685

See notes to financial statements

Eaton Vance New York Municipal Income Trust as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Water Revenue - 0.3%
$250	New York State Environmental Facilites Corp., 4.50%, 11/15/34	$251,113
		$251,113
Total Tax-Exempt Investments - 149.1% (identified cost $117,963,148)		$128,527,953
Other Assets, Less Liabilities - 2.5%		$2,192,432
Auction Preferred Shares Plus Cumulative Unpaid Dividends - (51.6)%		$(44,515,246)
Net Assets Applicable to Common Shares - 100.0%		$86,205,139

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2005, 25.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.7% to 14.2% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the aggregate value of the securities is $16,062,711 or 18.6% of the Trust's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2005.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2005.

See notes to financial statements

Eaton Vance Ohio Municipal Income Trust as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 152.3%
Principal Amount (000's omitted)	Security	Value
Cogeneration - 1.4%
$385	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	$388,534
200	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	207,820
		$596,354
Education - 3.7%
1,500	Ohio Higher Educational Facilities Authority, (Oberlin College), Variable Rate, 6.73%, 10/1/29(1)(2)	1,614,165
		$1,614,165
Electric Utilities - 3.7%
500	Clyde Electric System Revenue, (AMT), 6.00%, 11/15/14	527,615
1,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	1,069,180
		$1,596,795
Escrowed / Prerefunded - 6.6%
1,000	Delaware County, Prerefunded to 12/1/10, 6.00%, 12/1/25	1,152,680
1,530	Hamilton City School District, Prerefunded to 12/01/09, 5.625%, 12/1/24	1,709,071
		$2,861,751
Hospital - 21.9%
550	Cuyahoga County, (Cleveland Clinic Health System), 5.50%, 1/1/29	592,889
1,500	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.625%, 8/15/32	1,588,740
2,000	Franklin County, (Childrens Hospital), 5.20%, 5/1/29	2,082,580
610	Highland County, (Joint Township Hospital District), 6.75%, 12/1/29	621,535
400	Mahoning County Hospital Facility, (Forum Health Obligation Group), 6.00%, 11/15/32	437,716
1,250	Parma Community General Hospital Association, 5.35%, 11/1/18	1,305,737
1,750	Parma Community General Hospital Association, 5.375%, 11/1/29	1,805,772
1,000	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/22	1,100,940
		$9,535,909

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue - 17.1%
$1,385	Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	$1,018,571
1,300	Dayton Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	1,389,765
1,500	Moraine Solid Waste Disposal, (General Motors Corp.), (AMT), 5.65%, 7/1/24	1,394,880
1,350	Ohio Environmental Facilities, (Ford Motor Co.), (AMT), 5.75%, 4/1/35	1,253,947
2,250	Ohio Water Development Authority, (Anheuser-Busch), (AMT), 6.00%, 8/1/38	2,399,198
		$7,456,361
Insured-Education - 7.4%
750	Cleveland-Cuyahoga County Port Authority, (Cleveland State University), (AMBAC), 4.50%, 8/1/36	749,708
1,000	Ohio Higher Educational Facilities, (University of Dayton), (AMBAC), 5.50%, 12/1/30	1,100,160
1,250	University of Cincinnati, (FGIC), 5.25%, 6/1/24	1,363,425
		$3,213,293
Insured-Electric Utilities - 4.6%
2,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/25	824,140
3,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/26	1,172,310
		$1,996,450
Insured-Escrowed / Prerefunded - 4.9%
245	Cuyahoga County Hospital, (MBIA), Escrowed to Maturity, 5.125%, 1/1/29(3)	259,208
1,500	University of Akron, (FGIC), Prerefunded to 1/1/10, Variable Rate, 8.23%, 1/1/29(1)(2)	1,870,740
		$2,129,948
Insured-General Obligations - 19.6%
2,455	Canal Winchester Local School District, (MBIA), 0.00%, 12/1/30	723,709
1,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (FSA), 5.00%, 12/1/31	1,059,990
1,000	Lima City School District, (AMBAC), 5.50%, 12/1/22	1,122,870
500	Lima City School District, (AMBAC), 6.00%, 12/1/22	575,750
1,000	Puerto Rico, (FSA), Variable Rate, 7.219%, 7/1/27(1)(4)	1,267,330
400	Puerto Rico, (MBIA), Variable Rate, 10.095%, 7/1/20(1)(4)	630,240
2,860	Springfield City School District Clark County, (FGIC), 5.20%, 12/1/23	3,158,613
		$8,538,502

See notes to financial statements

Eaton Vance Ohio Municipal Income Trust as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Hospital - 6.7%
$255	Cuyahoga County, (Cleveland Clinic), (MBIA), 5.125%, 1/1/29(3)	$269,787
1,000	Hamilton County, (Cincinnati Childrens Hospital), (FGIC), 5.00%, 5/15/32	1,055,050
1,500	Hamilton County, (Cincinnati Childrens Hospital), (FGIC), 5.125%, 5/15/28	1,600,335
		$2,925,172
Insured-Lease Revenue / Certificates of Participation - 8.0%
1,500	Cleveland, Certificates of Participation, (Cleveland Stadium), (AMBAC), 5.25%, 11/15/22	1,591,710
600	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.827%, 6/1/24(1)(4)	861,216
1,000	Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	1,043,650
		$3,496,576
Insured-Special Tax Revenue - 12.6%
2,500	Delaware County, Sewer District, (MBIA), 4.75%, 12/1/24	2,573,225
2,000	Hamiliton County Sales Tax Revenue, (AMBAC), 5.25%, 12/1/32	2,148,880
2,235	Hamilton County Sales Tax Revenue, (AMBAC), 0.00%, 12/1/28	758,805
		$5,480,910
Insured-Transportation - 9.3%
500	Cleveland Airport System Revenue, (FSA), 5.00%, 1/1/31	518,825
1,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/24	1,191,030
1,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/26	1,202,660
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 8.643%, 7/1/28(1)(4)	1,152,820
		$4,065,335
Lease Revenue / Certificates of Participation - 3.2%
1,300	Union County, (Pleasant Valley Joint Fire District), 6.125%, 12/1/19	1,388,335
		$1,388,335
Other Revenue - 3.0%
1,000	Puerto Rico Infrastructure Financing Authority, Variable Rate, 7.858%, 10/1/32(1)(4)	1,305,910
		$1,305,910

Principal Amount (000's omitted)	Security	Value
Pooled Loans - 8.9%
$530	Cleveland-Cuyahoga County Port Authority, (Myers University), 5.60%, 5/15/25	$543,791
1,020	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.85%, 12/1/22	1,093,542
1,000	Rickenbacker Port Authority, Oasbo Expanded Asset Pooled Loan, 5.375%, 1/1/32	1,106,670
1,100	Toledo-Lucas County Port Authority, 5.40%, 5/15/19	1,116,511
		$3,860,514
Special Tax Revenue - 5.2%
600	Cleveland-Cuyahoga County Port Authority, 7.00%, 12/1/18	647,316
1,410	Cuyahoga County, Economic Development, (Shaker Square), 6.75%, 12/1/30	1,645,216
		$2,292,532
Transportation - 2.1%
875	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/34	913,929
		$913,929
Water and Sewer - 2.4%
1,000	Ohio Water Development Authority, (Fresh Water Improvement), 5.00%, 12/1/28	1,065,230
		$1,065,230
Total Tax-Exempt Investments - 152.3% (identified cost $60,408,777)		$66,333,971
Other Assets, Less Liabilities - 1.6%		$708,904
Auction Preferred Shares Plus Cumulative Unpaid Dividends - (53.9)%		$(23,500,000)
Net Assets Applicable to Common Shares - 100.0%		$43,542,875

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

See notes to financial statements

Eaton Vance Ohio Municipal Income Trust as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2005, 48.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.3% to 17.2% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the aggregate value of the securities is $8,702,421 or 20.0% of the Trust's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2005.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2005.

See notes to financial statements

Eaton Vance Pennsylvania Municipal Income Trust as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 154.2%
Principal Amount (000's omitted)	Security	Value
Cogeneration - 3.6%
$425	Carbon County IDA, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$461,720
500	Pennsylvania EDA, (Northampton Generating), (AMT), 6.50%, 1/1/13	504,015
500	Pennsylvania EDA, (Resource Recovery-Colver), (AMT), 7.05%, 12/1/10	511,765
		$1,477,500
Education - 1.5%
600	Philadelphia HEFA, (Chestnut Hill College), 6.00%, 10/1/29	617,586
		$617,586
Electric Utilities - 3.1%
600	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	645,918
600	York County IDA, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	634,680
		$1,280,598
Escrowed / Prerefunded - 4.1%
1,500	Pennsylvania HEFA, (Drexel University), Prerefunded to 5/1/09 @ 100, 6.00%, 5/1/29	1,662,615
		$1,662,615
Health Care-Miscellaneous - 5.5%
600	Allegheny County IDA, (Residential Resources, Inc.), 6.50%, 9/1/21	644,346
1,500	Chester County HEFA, (Devereux Foundation), 6.00%, 11/1/29	1,590,150
		$2,234,496
Hospital - 11.8%
750	Lancaster County Hospital Authority, 5.50%, 3/15/26	798,420
1,250	Lehigh County, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,306,475
500	Monroe County Hospital Authority, (Pocono Medical Center), 6.00%, 1/1/43	539,045
360	Montgomery County Higher Education and Health Authority, (Catholic Health East), 5.375%, 11/15/34	379,721
850	Pennsylvania HEFA, (UPMC Health System), 6.00%, 1/15/31	944,996

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$300	St. Mary Hospital Authority, (Catholic Health East), 5.375%, 11/15/34	$316,905
500	Washington County Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	539,680
		$4,825,242
Industrial Development Revenue - 7.0%
500	New Morgan IDA, (New Morgan Landfill), (AMT), 6.50%, 4/1/19	500,105
1,000	Pennsylvania EDA, (Proctor & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,126,450
1,550	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	1,224,748
		$2,851,303
Insured-Education - 28.6%
1,900	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32(1)	2,057,719
1,000	Northampton County HEFA, (Lafayette College), (MBIA), 5.00%, 11/1/27	1,036,160
1,000	Pennsylvania HEFA, (Bryn Mawr College), (AMBAC), 5.125%, 12/1/29	1,065,550
2,000	Pennsylvania HEFA, (State System Higher Education), (FSA), 5.00%, 6/15/24	2,105,880
2,000	Pennsylvania HEFA, (Temple University), (MBIA), 5.00%, 4/1/29	2,088,360
1,000	Pennsylvania HEFA, (University of the Science in Philadelphia), (XLCA), 4.75%, 11/1/33	1,019,380
600	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, Residual Certificates, (MBIA), Variable Rate, 10.855%, 7/1/33(2)(3)	706,614
1,500	University of Pittsburgh, (MBIA), 5.00%, 6/1/21	1,575,270
		$11,654,933
Insured-Electric Utilities - 4.4%
600	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 9.248%, 7/1/29(2)(3)	744,300
835	Puerto Rico Electric Power Authority, DRIVERS, (FSA), Variable Rate, 12.902%, 7/1/29(2)(3)	1,035,817
		$1,780,117
Insured-Escrowed / Prerefunded - 15.3%
1,000	Allegheny County Sanitation and Sewer Authority, (MBIA), Prerefunded to 12/01/10 @ 101, 5.50%, 12/1/24	1,121,130
650	Berks County Municipal Authority, (Reading Hospital and Medical Center), (FSA), Prerefunded to 11/1/09 @ 102, 6.00%, 11/1/29	740,668

See notes to financial statements

Eaton Vance Pennsylvania Municipal Income Trust as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded (continued)
$265	McKeesport Area School District, (FGIC), Escrowed to Maturity, 0.00%, 10/1/31	$75,605
3,100	Pennsylvania Turnpike Commision, Oil Franchise Tax, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	3,219,691
2,000	Westmoreland County Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,091,320
		$6,248,414
Insured-Gas Utilities - 3.5%
1,325	Philadelphia Natural Gas Works, (FSA), Variable Rate, 6.72%, 7/1/28(4)	1,426,005
		$1,426,005
Insured-General Obligations - 10.7%
1,825	Hopewell School District, (FSA), 0.00%, 9/1/25	716,605
735	McKeesport Area School District, (FGIC), 0.00%, 10/1/31	208,622
2,000	Philadelphia, (FSA), 5.00%, 3/15/28	2,074,240
1,000	Puerto Rico, (FSA), Variable Rate, 7.219%, 7/1/27(2)(3)	1,267,330
250	Southeast Delco Area School District, (MBIA), 0.00%, 2/1/24	106,578
		$4,373,375
Insured-Hospital - 15.3%
1,000	Dauphin County General Authority, (Pinnacle Health System), (MBIA), 5.50%, 5/15/27	1,047,430
500	Delaware County Authority, (Catholic Health East), (AMBAC), 4.875%, 11/15/26	511,400
1,500	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (MBIA), 5.25%, 7/1/29	1,596,525
3,000	Montgomery County HEFA, (Abington Memorial Hospital), (AMBAC), 5.00%, 6/1/28	3,086,640
		$6,241,995
Insured-Special Tax Revenue - 4.3%
1,000	Pittsburgh and Allegheny County Public Auditorium Authority, (AMBAC), 5.00%, 2/1/24	1,062,810
595	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 10.286%, 7/1/28(2)(3)	674,605
		$1,737,415
Insured-Transportation - 7.4%
1,000	Allegheny County Port Authority, (FGIC), 5.00%, 3/1/29	1,048,030
1,005	Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	1,065,260
800	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 10.143%, 7/1/26(2)(3)	903,936
		$3,017,226

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer - 11.7%
$1,000	Delaware County IDA, (Aqua PA, Inc.), (FGIC), (AMT), 5.00%, 11/1/38	$1,035,700
500	Delaware County IDA, (Water Facilities), (FGIC), (AMT), 6.00%, 6/1/29	548,375
1,000	Philadelphia Water and Wastewater, (FGIC), 5.00%, 11/1/31	1,049,520
2,000	Pittsburgh Water and Sewer Authority, (AMBAC), 5.125%, 12/1/31	2,114,920
		$4,748,515
Miscellaneous - 1.5%
600	Philadelphia IDA, (Franklin Institute), 5.20%, 6/15/26	604,188
		$604,188
Nursing Home - 1.4%
250	Clarion County IDA, (Beverly Enterprises, Inc.), 5.875%, 5/1/07	247,960
335	Cumberland County IDA, (Beverly Enterprises, Inc.), 5.50%, 10/1/08	334,973
		$582,933
Senior Living / Life Care - 7.8%
600	Bucks County IDA, (Pennswood), 6.00%, 10/1/27	646,524
1,000	Cliff House Trust (AMT), 6.625%, 6/1/27	502,450
500	Crawford County Hospital Authority, (Wesbury United Methodist Community), 6.25%, 8/15/29	514,615
500	Lancaster County Hospital Authority, (Health Center), 5.875%, 6/1/31	532,320
925	Montgomery County HEFA, (Faulkeways at Gwynedd), 6.75%, 11/15/30	987,410
		$3,183,319
Transportation - 5.7%
1,200	Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	1,256,808
280	Erie Municipal Airport Authority, (AMT), 5.50%, 7/1/09	286,605
500	Erie Municipal Airport Authority, (AMT), 5.875%, 7/1/16	506,290
270	Pennsylvania EDA, (Amtrak), (AMT), 6.25%, 11/1/31	286,116
		$2,335,819

See notes to financial statements

Eaton Vance Pennsylvania Municipal Income Trust as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Total Tax-Exempt Investments - 154.2% (identified cost $57,989,244)		$62,883,594
Other Assets, Less Liabilities - 1.0%		$390,984
Auction Preferred Shares Plus Cumulative Unpaid Dividends - (55.2)%		$(22,501,717)
Net Assets Applicable to Common Shares - 100.0%		$40,772,861

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2005, 65.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 23.6% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the aggregate value of the securities is $5,332,602 or 13.1% of the Trust's net assets.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2005.

(4)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2005.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2005

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of May 31, 2005

	California Trust	Florida Trust	Massachusetts Trust	Michigan Trust
Assets
Investments -
Identified cost	$154,173,104	$92,553,600	$57,241,597	$44,347,343
Unrealized appreciation	15,056,583	7,369,749	5,524,088	4,515,268
Investments, at value	$169,229,687	$99,923,349	$62,765,685	$48,862,611
Cash	$334,909	$-	$139,689	$198,047
Receivable for investments sold	7,500	510,866	-	-
Interest receivable	2,504,964	1,155,672	1,141,773	733,696
Prepaid expenses	5,451	4,239	3,613	-
Total assets	$172,082,511	$101,594,126	$64,050,760	$49,794,354
Liabilities
Payable for investments purchased	$-	$517,738	$-	$-
Payable for daily variation margin on open financial futures contracts	410,156	240,625	164,062	82,906
Due to bank	-	119,525	-	-
Payable to affiliate for Trustees' fees	1,236	975	218	343
Accrued expenses	54,037	46,122	39,733	36,891
Total liabilities	$465,429	$924,985	$204,013	$120,140
Auction preferred shares at liquidation value plus cumulative unpaid dividends	59,009,657	35,514,886	21,501,616	17,505,754
Net assets applicable to common shares	$112,607,425	$65,154,255	$42,345,131	$32,168,460
Sources of Net Assets
Common Shares, $0.01 par value, unlimited number of shares authorized	$71,815	$42,559	$27,065	$21,155
Additional paid-in capital	106,462,788	63,231,373	40,078,789	31,439,263
Accumulated net realized loss (computed on the basis of identified cost)	(9,740,238)	(5,880,430)	(3,544,770)	(3,981,368)
Accumulated undistributed net investment income	915,121	484,075	349,503	217,354
Net unrealized appreciation (computed on the basis of identified cost)	14,897,939	7,276,678	5,434,544	4,472,056
Net assets applicable to common shares	$112,607,425	$65,154,255	$42,345,131	$32,168,460
Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)
	2,360	1,420	860	700
Common Shares Outstanding
	7,181,488	4,255,887	2,706,497	2,115,522
Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$15.68	$15.31	$15.65	$15.21

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Assets and Liabilities

As of May 31, 2005

	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust
Assets
Investments -
Identified cost	$101,308,810	$117,963,148	$60,408,777	$57,989,244
Unrealized appreciation	9,673,510	10,564,805	5,925,194	4,894,350
Investments, at value	$110,982,320	$128,527,953	$66,333,971	$62,883,594
Receivable for investments sold	$456,100	$755,302	$-	$512,647
Interest receivable	1,965,953	2,147,967	1,187,559	1,119,248
Prepaid expenses	4,335	-	3,665	-
Total assets	$113,408,708	$131,431,222	$67,525,195	$64,515,489
Liabilities
Payable for daily variation margin on open financial futures contracts	$284,375	$248,281	$114,844	$191,406
Payable for when-issued securities	4,042,565	-	-	-
Due to bank	169,420	416,087	324,593	1,010,052
Payable to affiliate for Trustees' fees	975	975	218	343
Accrued expenses	45,517	45,494	42,665	39,110
Total liabilities	$4,542,852	$710,837	$482,320	$1,240,911
Auction preferred shares at liquidation value plus cumulative unpaid dividends	38,002,696	44,515,246	23,500,000	22,501,717
Net assets applicable to common shares	$70,863,160	$86,205,139	$43,542,875	$40,772,861
Sources of Net Assets
Common Shares, $0.01 par value, unlimited number of shares authorized	$46,191	$53,644	$28,276	$26,981
Additional paid-in capital	68,562,739	79,607,950	42,007,519	40,091,981
Accumulated net realized loss (computed on the basis of identified cost)	(7,683,475)	(4,686,707)	(4,676,002)	(4,592,700)
Accumulated undistributed net investment income	419,362	854,088	345,145	432,290
Net unrealized appreciation (computed on the basis of identified cost)	9,518,343	10,376,164	5,837,937	4,814,309
Net assets applicable to common shares	$70,863,160	$86,205,139	$43,542,875	$40,772,861
Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)
	1,520	1,780	940	900
Common Shares Outstanding
	4,619,136	5,364,388	2,827,552	2,698,121
Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$15.34	$16.07	$15.40	$15.11

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended May 31, 2005

	California Trust	Florida Trust	Massachusetts Trust	Michigan Trust
Investment Income
Interest	$4,659,276	$2,775,774	$1,731,800	$1,377,114
Total investment income	$4,659,276	$2,775,774	$1,731,800	$1,377,114
Expenses
Investment adviser fee	$592,731	$350,461	$220,824	$172,359
Administration fee	169,352	100,132	63,092	49,245
Trustees fees and expenses	3,744	2,965	650	729
Legal and accounting services	20,789	19,148	17,877	16,201
Printing and postage	14,737	8,401	5,707	3,650
Custodian fee	40,583	26,822	20,574	19,065
Transfer and dividend disbursing agent fees	52,733	35,075	24,696	19,416
Preferred shares remarketing agent fee	73,548	44,253	26,801	21,815
Miscellaneous	18,547	14,964	13,278	14,852
Total expenses	$986,764	$602,221	$393,499	$317,332
Deduct -
Reduction of custodian fee	8,391	4,352	1,120	3,532
Total expense reductions	$8,391	$4,352	$1,120	$3,532
Net expenses	$978,373	$597,869	$392,379	$313,800
Net investment income	$3,680,903	$2,177,905	$1,339,421	$1,063,314
Realized and Unrealized Gain (Loss)
Net realized gain (loss) -
Investment transactions (identified cost basis)	1,885,499	309,143	359,773	283,076
Financial futures contracts	(2,936,062)	(1,598,696)	(1,130,050)	(703,799)
Net realized loss	$(1,050,563)	$(1,289,553)	$(770,277)	$(420,723)
Change in unrealized appreciation (depreciation) -
Investments (identified cost basis)	5,866,820	2,756,736	2,478,755	1,288,573
Financial futures contracts	(133,613)	(78,386)	(98,281)	(45,807)
Net change in unrealized appreciation (depreciation)	$5,733,207	$2,678,350	$2,380,474	$1,242,766
Net realized and unrealized gain	$4,682,644	$1,388,797	$1,610,197	$822,043
Distributions to preferred shareholders From net investment income	$(492,518)	$(325,376)	$(166,494)	$(164,503)
Net increase in net assets from operations	$7,871,029	$3,241,326	$2,783,124	$1,720,854

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended May 31, 2005

	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust
Investment Income
Interest	$3,009,480	$3,638,477	$1,853,263	$1,776,219
Total investment income	$3,009,480	$3,638,477	$1,853,263	$1,776,219
Expenses
Investment adviser fee	$376,804	$452,592	$233,296	$220,811
Administration fee	107,658	129,312	66,656	63,089
Trustees fees and expenses	2,965	2,965	651	729
Legal and accounting services	25,158	18,715	17,075	14,766
Printing and postage	9,976	2,592	6,674	4,242
Custodian fee	29,662	34,084	19,543	25,279
Transfer and dividend disbursing agent fees	38,049	41,261	25,932	22,626
Preferred shares remarketing agent fee	47,369	55,472	29,215	28,048
Miscellaneous	13,856	18,440	12,784	15,941
Total expenses	$651,497	$755,433	$411,826	$395,531
Deduct -
Reduction of custodian fee	5,908	3,227	2,737	2,834
Total expense reductions	$5,908	$3,227	$2,737	$2,834
Net expenses	$645,589	$752,206	$409,089	$392,697
Net investment income	$2,363,891	$2,886,271	$1,444,174	$1,383,522
Realized and Unrealized Gain (Loss)
Net realized gain (loss) -
Investment transactions (identified cost basis)	1,631,067	904,925	(171,621)	151,613
Financial futures contracts	(1,958,795)	(1,788,920)	(765,861)	(1,211,598)
Net realized loss	$(327,728)	$(883,995)	$(937,482)	$(1,059,985)
Change in unrealized appreciation (depreciation) -
Investments (identified cost basis)	3,158,390	4,454,521	2,212,322	1,917,393
Financial futures contracts	(170,312)	(207,436)	(95,312)	(71,364)
Net change in unrealized appreciation (depreciation)	$2,988,078	$4,247,085	$2,117,010	$1,846,029
Net realized and unrealized gain	$2,660,350	$3,363,090	$1,179,528	$786,044
Distributions to preferred shareholders From net investment income	$(353,211)	$(379,187)	$(223,767)	$(229,414)
Net increase in net assets from operations	$4,671,030	$5,870,174	$2,399,935	$1,940,152

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended May 31, 2005

Increase (Decrease) in Net Assets	California Trust	Florida Trust	Massachusetts Trust	Michigan Trust
From operations -
Net investment income	$3,680,903	$2,177,905	$1,339,421	$1,063,314
Net realized loss from investment transactions and financial futures contracts	(1,050,563)	(1,289,553)	(770,277)	(420,723)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	5,733,207	2,678,350	2,380,474	1,242,766
Distributions to preferred shareholders From net investment income	(492,518)	(325,376)	(166,494)	(164,503)
Net increase in net assets from operations	$7,871,029	$3,241,326	$2,783,124	$1,720,854
Distributions to common shareholders - From net investment income	$(3,456,177)	$(2,084,440)	$(1,292,136)	$(993,983)
Total distributions to common shareholders	$(3,456,177)	$(2,084,440)	$(1,292,136)	$(993,983)
Capital share transactions -
Reinvestment of distributions to common shareholders	$-	$86,581	$192,597	$78,425
Net increase in net assets from capital share transactions	$-	$86,581	$192,597	$78,425
Net increase in net assets	$4,414,852	$1,243,467	$1,683,585	$805,296
Net Assets Applicable to Common Shares
At beginning of period	$108,192,573	$63,910,788	$40,661,546	$31,363,164
At end of period	$112,607,425	$65,154,255	$42,345,131	$32,168,460
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$915,121	$484,075	$349,503	$217,354

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended May 31, 2005

Increase (Decrease) in Net Assets	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust
From operations -
Net investment income	$2,363,891	$2,886,271	$1,444,174	$1,383,522
Net realized loss from investment transactions and financial futures contracts	(327,728)	(883,995)	(937,482)	(1,059,985)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	2,988,078	4,247,085	2,117,010	1,846,029
Distributions to preferred shareholders From net investment income	(353,211)	(379,187)	(223,767)	(229,414)
Net increase in net assets from operations	$4,671,030	$5,870,174	$2,399,935	$1,940,152
Distributions to common shareholders - From net investment income	$(2,216,643)	$(2,773,977)	$(1,385,631)	$(1,336,825)
Total distributions to common shareholders	$(2,216,643)	$(2,773,977)	$(1,385,631)	$(1,336,825)
Capital share transactions -
Reinvestment of distributions to common shareholders	$110,426	$64,967	$85,022	$146,671
Net increase in net assets from capital share transactions	$110,426	$64,967	$85,022	$146,671
Net increase in net assets	$2,564,813	$3,161,164	$1,099,326	$749,998
Net Assets Applicable to Common Shares
At beginning of period	$68,298,347	$83,043,975	$42,443,549	$40,022,863
At end of period	$70,863,160	$86,205,139	$43,542,875	$40,772,861
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$419,362	$854,088	$345,145	$432,290

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended November 30, 2004

Increase (Decrease) in Net Assets	California Trust	Florida Trust	Massachusetts Trust	Michigan Trust
From operations -
Net investment income	$7,746,358	$4,593,255	$2,826,512	$2,255,367
Net realized gain (loss) from investment transactions and financial futures contracts	(578,059)	(1,253,376)	449,455	(601,468)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(1,119,538)	(666,032)	(1,128,965)	(102,166)
Distributions to preferred shareholders From net investment income	(568,421)	(371,078)	(188,013)	(181,468)
Net increase in net assets from operations	$5,480,340	$2,302,769	$1,958,989	$1,370,265
Distributions to common shareholders - From net investment income	$(7,342,534)	$(4,394,421)	$(2,741,889)	$(2,170,802)
Total distributions to common shareholders	$(7,342,534)	$(4,394,421)	$(2,741,889)	$(2,170,802)
Capital share transactions -
Reinvestment of distributions to common shareholders	$63,513	$100,028	$409,239	$200,473
Net increase in net assets from capital transactions	$63,513	$100,028	$409,239	$200,473
Net decrease in net assets	$(1,798,681)	$(1,991,624)	$(373,661)	$(600,064)
Net Assets Applicable to Common Shares
At beginning of year	$109,991,254	$65,902,412	$41,035,207	$31,963,228
At end of year	$108,192,573	$63,910,788	$40,661,546	$31,363,164
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$1,182,913	$715,986	$468,712	$312,526

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended November 30, 2004

Increase (Decrease) in Net Assets	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust
From operations -
Net investment income	$4,967,958	$6,033,627	$3,043,131	$2,886,737
Net realized gain (loss) from investment transactions and financial futures contracts	794,863	2,202,103	(658,241)	(346,022)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(2,254,006)	(3,964,920)	635,272	(466,325)
Distributions to preferred shareholders From net investment income	(373,643)	(396,309)	(255,482)	(245,569)
Net increase in net assets from operations	$3,135,172	$3,874,501	$2,764,680	$1,828,821
Distributions to common shareholders -
From net investment income	$(4,902,864)	$(5,574,755)	$(2,839,891)	$(2,689,270)
Total distributions to common shareholders	$(4,902,864)	$(5,574,755)	$(2,839,891)	$(2,689,270)
Capital share transactions -
Reinvestment of distributions to common shareholders	$565,589	$-	$215,222	$213,411
Net increase in net assets from capital transactions	$565,589	$-	$215,222	$213,411
Net increase (decrease) in net assets	$(1,202,103)	$(1,700,254)	$140,011	$(647,038)
Net Assets Applicable to Common Shares
At beginning of year	$69,500,450	$84,744,229	$42,303,538	$40,669,901
At end of year	$68,298,347	$83,043,975	$42,443,549	$40,022,863
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$625,325	$1,120,981	$510,369	$615,007

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	California Trust
	Six Months Ended May 31, 2005	Year Ended November 30,
	(Unaudited)(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)	2000(1)
Net asset value - Beginning of period (Common shares)	$15.070	$15.320	$14.590	$14.410	$13.210	$11.630
Income (loss) from operations
Net investment income	$0.513	$1.079	$1.079	$1.069	$1.035	$1.008
Net realized and unrealized gain (loss)	0.647	(0.227)	0.682	0.155	1.120	1.576
Distributions to preferred shareholders from net investment income	(0.069)	(0.079)	(0.068)	(0.110)	(0.222)	(0.279)
Total income from operations	$1.091	$0.773	$1.693	$1.114	$1.933	$2.305
Less distributions to common shareholders
From net investment income	$(0.481)	$(1.023)	$(0.963)	$(0.934)	$(0.733)	$(0.725)
Total distributions to common shareholders	$(0.481)	$(1.023)	$(0.963)	$(0.934)	$(0.733)	$(0.725)
Net asset value - End of period (Common shares)	$15.680	$15.070	$15.320	$14.590	$14.410	$13.210
Market value - End of period (Common shares)	$14.600	$15.160	$14.950	$13.660	$14.320	$11.688
Total Return(3)	7.45%	8.60%	17.06%	1.84%	29.65%	8.79%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	California Trust
	Six Months Ended May 31, 2005		Year Ended November 30,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)	2000(1)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of period (000's omitted)	$112,607		$108,193	$109,991	$104,703	$102,664	$94,049
Ratios (As a percentage of average net assets applicable to common shares):
Expenses(4)	1.79	%(5)	1.78%	1.78%	1.82%	1.83%	1.99%
Expenses after custodian fee reduction(4)	1.77	%(5)	1.77%	1.78%	1.80%	1.76%	1.92%
Net investment income(4)	6.66	%(5)	7.10%	7.17%	7.44%	7.32%	8.43%
Portfolio Turnover	16%		17%	9%	11%	47%	29%

†  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Expenses	1.17	%(5)	1.15%	1.15%	1.16%	1.15%	1.17%
Expenses after custodian fee reduction	1.16	%(5)	1.15%	1.15%	1.15%	1.11%	1.13%
Net investment income	4.35	%(5)	4.61%	4.64%	4.73%	4.62%	4.97%
Senior Securities:
Total preferred shares outstanding	2,360		2,360	2,360	2,360	2,360	2,360
Asset coverage per preferred share(6)	$72,719		$70,849	$71,608	$69,366	$68,507	$64,862
Involuntary liquidation preference per preferred share(7)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.012, decrease net realized and unrealized gains per share by $0.012, increase the ratio of net investment income to average net assets applicable to common shares from 7.36% to 7.44%, and increase the ratio of net investment income to average total net assets from 4.68% to 4.73%. Per-share data and ratios for the period prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(5)  Annualized.

(6)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(7)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Florida Trust
	Six Months Ended May 31, 2005	Year Ended November 30,
	(Unaudited)(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)	2000(1)
Net asset value - Beginning of period (Common shares)	$15.040	$15.530	$14.730	$14.340	$13.070	$11.770
Income (loss) from operations
Net investment income	$0.512	$1.082	$1.096	$1.103	$1.056	$1.028
Net realized and unrealized gain (loss)	0.324	(0.450)	0.775	0.358	1.162	1.318
Distributions to preferred shareholders from net investment income	(0.076)	(0.087)	(0.076)	(0.118)	(0.243)	(0.338)
Total income from operations	$0.760	$0.545	$1.795	$1.343	$1.975	$2.008
Less distributions to common shareholders
From net investment income	$(0.490)	$(1.035)	$(0.995)	$(0.953)	$(0.705)	$(0.708)
Total distributions to common shareholders	$(0.490)	$(1.035)	$(0.995)	$(0.953)	$(0.705)	$(0.708)
Net asset value - End of period (Common shares)	$15.310	$15.040	$15.530	$14.730	$14.340	$13.070
Market value - End of period (Common shares)	$15.020	$15.250	$15.455	$14.400	$13.380	$10.500
Total Return(3)	5.15%	5.76%	14.67%	15.18%	34.91%	7.20%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Florida Trust
	Six Months Ended May 31, 2005		Year Ended November 30,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)	2000(1)
Ratios/Supplemental Data† ††
Net assets applicable to common shares, end of period (000's omitted)	$65,154		$63,911	$65,902	$62,302	$60,646	$55,296
Ratios (As a percentage of average net assets applicable to common shares):
Net expenses(4)	1.86	%(5)	1.84%	1.83%	1.87%	1.90%	1.99%
Net expenses after custodian fee reduction(4)	1.85	%(5)	1.83%	1.82%	1.86%	1.82%	1.91%
Net investment income(4)	6.73	%(5)	7.09%	7.20%	7.61%	7.46%	8.59%
Portfolio Turnover	5%		4%	15%	14%	24%	20%

†  The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average net assets applicable to common shares):
Expenses(4)	2.07%
Expenses after custodian fee reduction(4)	1.99%
Net investment income(4)	8.51%
Net investment income per share	$1.018

††  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Net expenses	1.20	%(5)	1.18%	1.18%	1.18%	1.19%	1.16%
Net expenses after custodian fee reduction	1.19	%(5)	1.18%	1.18%	1.18%	1.14%	1.12%
Net investment income	4.35	%(5)	4.58%	4.64%	4.82%	4.68%	5.05%

†  The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:

Ratios (As a percentage of average total net assets):
Expenses						1.20%
Expenses after custodian fee reduction						1.16%
Net investment income						5.01%
Senior Securities:
Total preferred shares outstanding	1,420	1,420	1,420	1,420	1,420	1,420
Asset coverage per preferred share(6)	$70,894	$70,011	$71,412	$68,878	$67,695	$63,944
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002, increase the ratio of net investment income to average net assets applicable to common shares from 7.60% to 7.61%, and increase the ratio of net investment income to average total net assets from 4.81% to 4.82%. Per share data and ratios for the period prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(5)  Annualized.

(6)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(7)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Massachusetts Trust
	Six Months Ended May 31, 2005	Year Ended November 30,
	(Unaudited)(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)	2000(1)
Net asset value - Beginning of period (Common shares)	$15.090	$15.380	$14.350	$14.110	$12.530	$11.470
Income (loss) from operations
Net investment income	$0.496	$1.054	$1.091	$1.065	$1.044	$1.008
Net realized and unrealized gain (loss)	0.605	(0.251)	0.982	0.218	1.486	1.058
Distributions to preferred shareholders from net investment income	(0.062)	(0.070)	(0.070)	(0.106)	(0.227)	(0.286)
Total income from operations	$1.039	$0.733	$2.003	$1.177	$2.303	$1.780
Less distributions to common shareholders
From net investment income	$(0.479)	$(1.023)	$(0.973)	$(0.937)	$(0.723)	$(0.720)
Total distributions to common shareholders	$(0.479)	$(1.023)	$(0.973)	$(0.937)	$(0.723)	$(0.720)
Net asset value - End of period (Common shares)	$15.650	$15.090	$15.380	$14.350	$14.110	$12.530
Market value - End of period (Common shares)	$16.000	$16.810	$15.400	$15.510	$14.370	$10.813
Total Return(3)	6.83%	16.71%	5.91%	15.16%	40.54%	0.69%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Massachusetts Trust
	Six Months Ended May 31, 2005		Year Ended November 30,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)	2000(1)
Ratios/Supplemental Data††
Net assets applicable to common shares, end of period (000's omitted)	$42,345		$40,662	$41,035	$37,795	$36,634	$32,501
Ratios (As a percentage of average net assets applicable to common shares):
Expenses(4)	1.89	%(5)	1.87%	1.86%	1.97%	1.97%	2.17%
Expenses after custodian fee reduction(4)	1.88	%(5)	1.86%	1.86%	1.94%	1.88%	2.09%
Net investment income(4)	6.43	%(5)	6.97%	7.27%	7.55%	7.60%	8.80%
Portfolio Turnover	5%		39%	26%	7%	13%	32%

††  The ratios reported above are based on net assets solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Expenses	1.25	%(5)	1.22%	1.21%	1.24%	1.23%	1.26%
Expenses after custodian fee reduction	1.24	%(5)	1.22%	1.21%	1.22%	1.17%	1.21%
Net investment income	4.25	%(5)	4.55%	4.72%	4.77%	4.74%	5.10%
Senior Securities:
Total preferred shares outstanding	860		860	860	860	860	860
Asset coverage per preferred share(6)	$74,240		$72,281	$72,719	$68,951	$67,602	$62,797
Involuntary liquidation preference per preferred share(7)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.005, decrease net realized and unrealized gains per share by $0.005, increase the ratio of net investment income to average net assets applicable to common shares from 7.51% to 7.55%, and increase the ratio of net investment income to average total net assets from 4.75% to 4.77%. Per share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(5)  Annualized.

(6)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(7)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Michigan Trust
	Six Months Ended May 31, 2005	Year Ended November 30,
	(Unaudited)(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)	2000(1)
Net asset value - Beginning of period (Common shares)	$14.860	$15.240	$14.400	$14.490	$13.060	$11.840
Income (loss) from operations
Net investment income	$0.503	$1.072	$1.092	$1.085	$1.045	$0.996
Net realized and unrealized gain (loss)	0.395	(0.334)	0.802	(0.109)	1.317	1.250
Distributions to preferred shareholders from net investment income	(0.078)	(0.086)	(0.072)	(0.113)	(0.242)	(0.321)
Total income from operations	$0.820	$0.652	$1.822	$0.863	$2.120	$1.925
Less distributions to common shareholders
From net investment income	$(0.470)	$(1.032)	$(0.982)	$(0.953)	$(0.690)	$(0.705)
Total distributions to common shareholders	$(0.470)	$(1.032)	$(0.982)	$(0.953)	$(0.690)	$(0.705)
Net asset value - End of period (Common shares)	$15.210	$14.860	$15.240	$14.400	$14.490	$13.060
Market value - End of period (Common shares)	$15.960	$16.600	$15.635	$13.940	$13.000	$10.438
Total Return(3)	5.47%	13.63%	19.82%	14.72%	31.69%	2.30%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Michigan Trust
	Six Months Ended May 31, 2005		Year Ended November 30,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)	2000(1)
Ratios/Supplemental Data† ††
Net assets applicable to common shares, end of period (000's omitted)	$32,168		$31,363	$31,963	$30,064	$30,213	$27,233
Ratios (As a percentage of average net assets applicable to common shares):
Net expenses(4)	2.00	%(5)	1.96%	1.97%	2.00%	1.99%	2.18%
Net expenses after custodian fee reduction(4)	1.97	%(5)	1.96%	1.97%	1.99%	1.90%	2.09%
Net investment income(4)	6.69	%(5)	7.16%	7.31%	7.54%	7.36%	8.34%
Portfolio Turnover	9%		5%	8%	13%	33%	18%

†  The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average net assets applicable to common shares):
Expenses(4)	2.21%
Expenses after custodian fee reduction(4)	2.12%
Net investment income(4)	8.31%
Net investment income per share	$0.992

††  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Net expenses	1.29	%(5)	1.26%	1.26%	1.27%	1.25%	1.27%
Net expenses after custodian fee reduction	1.27	%(5)	1.26%	1.26%	1.26%	1.19%	1.22%
Net investment income	4.32	%(5)	4.60%	4.69%	4.76%	4.63%	4.90%

†  The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:

Ratios (As a percentage of average total net assets):
Expenses						1.29%
Expenses after custodian fee reduction						1.24%
Net investment income						4.88%
Senior Securities:
Total preferred shares outstanding	700	700	700	700	700	700
Asset coverage per preferred share(6)	$70,963	$69,810	$70,664	$67,952	$68,163	$63,906
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.005, increase net realized and unrealized losses per share by $0.005, increase the ratio of net investment income to average net assets applicable to common shares from 7.51% to 7.54% and increase the ratio of net investment income to average total net assets from 4.74% to 4.76%. Per-share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(5)  Annualized

(6)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(7)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New Jersey Trust
	Six Months Ended May 31, 2005	Year Ended November 30,
	(Unaudited)(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)	2000(1)
Net asset value - Beginning of period (Common shares)	$14.810	$15.190	$14.060	$13.880	$12.680	$11.720
Income (loss) from operations
Net investment income	$0.512	$1.082	$1.120	$1.098	$1.057	$1.012
Net realized and unrealized gain (loss)	0.574	(0.313)	1.099	0.163	1.089	0.977
Distributions to preferred shareholders from net investment income	(0.076)	(0.081)	(0.071)	(0.105)	(0.234)	(0.324)
Total income from operations	$1.010	$0.688	$2.148	$1.156	$1.912	$1.665
Less distributions to common shareholders
From net investment income	$(0.480)	$(1.068)	$(1.018)	$(0.976)	$(0.712)	$(0.705)
Total distributions to common shareholders	$(0.480)	$(1.068)	$(1.018)	$(0.976)	$(0.712)	$(0.705)
Net asset value - End of period (Common shares)	$15.340	$14.810	$15.190	$14.060	$13.880	$12.680
Market value - End of period (Common shares)	$14.780	$15.540	$15.415	$14.400	$13.340	$10.750
Total Return(3)	6.95%	8.31%	14.75%	15.70%	31.34%	5.28%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New Jersey Trust
	Six Months Ended May 31, 2005		Year Ended November 30,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)	2000(1)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of period (000's omitted)	$70,863		$68,298	$69,500	$63,803	$62,237	$56,883
Ratios (As a percentage of average net assets applicable to common shares):
Expenses(4)	1.87	%(5)	1.85%	1.84%	1.89%	1.95%	2.08%
Expenses after custodian fee reduction(4)	1.85	%(5)	1.84%	1.84%	1.88%	1.90%	2.00%
Net investment income(4)	6.77	%(5)	7.28%	7.64%	7.80%	7.64%	8.64%
Portfolio Turnover	21%		52%	28%	25%	35%	54%

†  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares are as follows:

Ratios (As a percentage of average total net assets):
Expenses	1.21	%(5)	1.19%	1.18%	1.19%	1.21%	1.21%
Expenses after custodian fee reduction	1.20	%(5)	1.18%	1.18%	1.18%	1.18%	1.16%
Net investment income	4.39	%(5)	4.68%	4.87%	4.88%	4.74%	5.01%
Senior Securities:
Total preferred shares outstanding	1,520		1,520	1,520	1,520	1,520	1,520
Asset coverage per preferred share(6)	$71,622		$69,935	$70,724	$66,976	$65,951	$62,434
Involuntary liquidation preference per preferred share(7)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003, increase the ratio of net investment income to average net assets applicable to common shares from 7.78% to 7.80% and increase the ratio of net investment income to average total net assets from 4.87% to 4.88%. Per share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(5)  Annualized.

(6)  Calculated by subtracting the Trust's liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(7)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New York Trust
	Six Months Ended May 31, 2005	Year Ended November 30,
	(Unaudited)(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)	2000(1)
Net asset value - Beginning of period (Common shares)	$15.490	$15.810	$14.860	$14.280	$13.020	$11.800
Income (loss) from operations
Net investment income	$0.538	$1.126	$1.108	$1.114	$1.057	$1.002
Net realized and unrealized gain (loss)	0.631	(0.332)	0.936	0.553	1.150	1.239
Distributions to preferred shareholders from net investment income	(0.071)	(0.074)	(0.068)	(0.103)	(0.220)	(0.301)
Total income from operations	$1.098	$0.720	$1.976	$1.564	$1.987	$1.940
Less distributions to common shareholders
From net investment income	$(0.518)	$(1.040)	$(1.026)	$(0.984)	$(0.727)	$(0.720)
Total distributions to common shareholders	$(0.518)	$(1.040)	$(1.026)	$(0.984)	$(0.727)	$(0.720)
Net asset value - End of period (Common shares)	$16.070	$15.490	$15.810	$14.860	$14.280	$13.020
Market value - End of period (Common shares)	$16.000	$15.370	$15.460	$13.990	$14.050	$10.750
Total Return(3)	7.21%	6.46%	18.34%	6.56%	38.30%	5.90%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New York Trust
	Six Months Ended May 31, 2005		Year Ended November 30,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)	2000(1)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of period (000's omitted)	$86,205		$83,044	$84,744	$79,589	$75,658	$69,023
Ratios (As a percentage of average net assets applicable to common shares):
Expenses(4)	1.78	%(5)	1.78%	1.77%	1.86%	1.88%	2.03%
Expenses after custodian fee reduction(4)	1.77	%(5)	1.78%	1.77%	1.86%	1.86%	1.95%
Net investment income(4)	6.79	%(5)	7.23%	7.21%	7.64%	7.45%	8.33%
Portfolio Turnover	13%		31%	19%	8%	21%	36%

†  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Expenses	1.17	%(5)	1.16%	1.15%	1.18%	1.19%	1.20%
Expenses after custodian fee reduction	1.16	%(5)	1.16%	1.15%	1.18%	1.17%	1.15%
Net investment income	4.46	%(5)	4.71%	4.68%	4.84%	4.68%	4.91%
Senior Securities:
Total preferred shares outstanding	1,780		1,780	1,780	1,780	1,780	1,780
Asset coverage per preferred share(6)	$73,438		$71,659	$72,603	$69,714	$67,506	$63,777
Involuntary liquidation preference per preferred share(7)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002, increase the ratio of net investment income to average net assets applicable to common shares from 7.62% to 7.64% and increase the ratio of net investment income to average total net assets from 4.83% to 4.84%. Per share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(5)  Annualized.

(6)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(7)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Ohio Trust
	Six Months Ended May 31, 2005	Year Ended November 30,
	(Unaudited)(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)	2000(1)
Net asset value - Beginning of period (Common shares)	$15.040	$15.070	$14.150	$14.070	$12.820	$11.910
Income (loss) from operations
Net investment income	$0.511	$1.081	$1.083	$1.107	$1.068	$1.028
Net realized and unrealized gain (loss)	0.419	(0.011)	0.913	0.036	1.134	0.930
Distributions to preferred shareholders from net investment income	(0.079)	(0.091)	(0.077)	(0.109)	(0.242)	(0.335)
Total income from operations	$0.851	$0.979	$1.919	$1.034	$1.960	$1.623
Less distributions to common shareholders
From net investment income	$(0.491)	$(1.009)	$(0.999)	$(0.954)	$(0.710)	$(0.713)
Total distributions to common shareholders	$(0.491)	$(1.009)	$(0.999)	$(0.954)	$(0.710)	$(0.713)
Net asset value - End of period (Common shares)	$15.400	$15.040	$15.070	$14.150	$14.070	$12.820
Market value - End of period (Common shares)	$15.110	$16.750	$15.715	$14.730	$13.620	$11.375
Total Return(3)	5.62%	13.96%	14.12%	15.59%	26.39%	7.55%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Ohio Trust
	Six Months Ended May 31, 2005		Year Ended November 30,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)	2000(1)
Ratios/Supplemental Data† ††
Net assets applicable to common shares, end of period (000's omitted)	$43,543		$42,444	$42,304	$39,507	$39,072	$35,613
Ratios (As a percentage of average net assets applicable to common shares):
Net expenses(4)	1.91	%(5)	1.91%	1.90%	1.96%	1.99%	2.08%
Net expenses after custodian fee reduction(4)	1.89	%(5)	1.90%	1.88%	1.87%	1.90%	2.01%
Net investment income(4)	6.68	%(5)	7.23%	7.37%	7.84%	7.69%	8.56%
Portfolio Turnover	7%		12%	23%	8%	26%	26%

†  The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average net assets applicable to common shares):
Expenses(4)	2.16%
Expenses after custodian fee reduction(4)	2.09%
Net investment income(4)	8.48%
Net investment income per share	$1.018

††  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Net expenses	1.24	%(5)	1.23%	1.21%	1.23%	1.24%	1.22%
Net expenses after custodian fee reduction	1.23	%(5)	1.22%	1.20%	1.17%	1.18%	1.18%
Net investment income	4.33	%(5)	4.64%	4.69%	4.91%	4.78%	5.02%

†  The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:

Ratios (As a percentage of average total net assets):
Expenses						1.26%
Expenses after custodian fee reduction						1.22%
Net investment income						4.98%
Senior Securities:
Total preferred shares outstanding	940	940	940	940	940	940
Asset coverage per preferred share(6)	$71,322	$70,153	$70,007	$67,032	$66,569	$62,895
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.005, decrease net realized and unrealized gains per share by $0.005, increase the ratio of net investment income to average net assets applicable to common shares from 7.80% to 7.84% and increase the ratio of net investment income to average total net assets from 4.88% to 4.91%. Per share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(5)  Annualized.

(6)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(7)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust
	Six Months Ended May 31, 2005	Year Ended November 30,
	(Unaudited)(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)	2000(1)
Net asset value - Beginning of period (Common shares)	$14.890	$15.210	$14.260	$14.160	$12.960	$11.840
Income (loss) from operations
Net investment income	$0.514	$1.076	$1.089	$1.059	$1.015	$1.013
Net realized and unrealized gain (loss)	0.287	(0.301)	0.884	0.039	1.107	1.147
Distributions to preferred shareholders from net investment income	(0.085)	(0.092)	(0.080)	(0.111)	(0.244)	(0.332)
Total income from operations	$0.716	$0.683	$1.893	$0.987	$1.878	$1.828
Less distributions to common shareholders
From net investment income	$(0.496)	$(1.003)	$(0.943)	$(0.887)	$(0.678)	$(0.708)
Total distributions to common shareholders	$(0.496)	$(1.003)	$(0.943)	$(0.887)	$(0.678)	$(0.708)
Net asset value - End of period (Common shares)	$15.110	$14.890	$15.210	$14.260	$14.160	$12.960
Market value - End of period (Common shares)	$15.580	$15.540	$15.980	$13.960	$12.750	$10.625
Total Return(3)	4.82%	4.07%	22.05%	16.77%	26.88%	5.29%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust
	Six Months Ended May 31, 2005		Year Ended November 30,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)	2000(1)
Ratios/Supplemental Data† ††
Net assets applicable to common shares, end of period (000's omitted)	$40,773		$40,023	$40,670	$38,027	$37,723	$34,514
Ratios (As a percentage of average net assets applicable to common shares):
Net expenses(4)	1.95	%(5)	1.91%	1.92%	1.95%	1.97%	1.95%
Net expenses after custodian fee reduction(4)	1.93	%(5)	1.91%	1.92%	1.95%	1.94%	1.86%
Net investment income(4)	6.81	%(5)	7.18%	7.35%	7.48%	7.26%	8.46%
Portfolio Turnover	7%		8%	6%	20%	34%	19%

†  The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average net assets applicable to common shares):
Expenses(4)	2.14%
Expenses after custodian fee reduction(4)	2.05%
Net investment income(4)	8.27%
Net investment income per share	$0.990

††  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Net expenses	1.25	%(5)	1.23%	1.23%	1.22%	1.23%	1.14%
Net expenses after custodian fee reduction	1.24	%(5)	1.22%	1.23%	1.22%	1.20%	1.09%
Net investment income	4.39	%(5)	4.61%	4.69%	4.68%	4.53%	4.96%

†  The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:

Ratios (As a percentage of average total net assets):
Expenses						1.25%
Expenses after custodian fee reduction						1.20%
Net investment income						4.85%
Senior Securities:
Total preferred shares outstanding	900	900	900	900	900	900
Asset coverage per preferred share(6)	$70,305	$69,471	$70,193	$67,257	$66,920	$63,357
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums of fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003, increase the ratio of net investment income to average net assets applicable to common shares from 7.45% to 7.48% and increase the ratio of net investment income to average total net assets from 4.67% to 4.68%. Per-share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(5)  Annualized.

(6)  Calculated by subtracting the Trust's total liabilites (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(7)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance California Municipal Income Trust (California Trust), Eaton Vance Florida Municipal Income Trust (Florida Trust), Eaton Vance Massachusetts Municipal Income Trust (Massachusetts Trust), Eaton Vance Michigan Municipal Income Trust (Michigan Trust), Eaton Vance New Jersey Municipal Income Trust (New Jersey Trust), Eaton Vance New York Municipal Income Trust (New York Trust), Eaton Vance Ohio Municipal Income Trust (Ohio Trust), and Eaton Vance Pennsylvania Municipal Income Trust (Pennsylvania Trust), (individually referred to as the Trust or collectively the Trusts) are registered under the Investment Company Act of 1940, as amended, as non-diversified, closed-end management investment companies. The Trusts were organized under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated December 10, 1998. Each Trust's investment objective is to provide current income exempt from regular federal income taxes and taxes in its specified state. Each Trust seeks to achieve its objective by investing primarily in investment grade municipal obligations issued by its specified state.

The following is a summary of significant accounting policies consistently followed by each Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Municipal bonds and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Investment Transactions - Investment transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Trust instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

C  Income - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

D  Federal Taxes - Each Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Therefore, no provision for federal income or excise tax is necessary. At November 30, 2004, the Trusts, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trusts of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers of each Trust are as follows:

Trust	Amount	Expires
California	$5,832,093	November 30, 2007

	2,239,451	November 30, 2008

	995,999	November 30, 2012

Florida	1,207,714	November 30, 2007

	1,777,536	November 30, 2008

	160,909	November 30, 2009

	1,495,013	November 30, 2012

Massachusetts	650,717	November 30, 2007

	1,739,252	November 30, 2008

	39,627	November 30, 2009

	343,176	November 30, 2010

Michigan	1,193,621	November 30, 2007

	624,509	November 30, 2008

	165,469	November 30, 2009

	475,985	November 30, 2010

	443,883	November 30, 2011

	697,198	November 30, 2012

New Jersey	3,733,314	November 30, 2007

	3,178,038	November 30, 2008

	262,308	November 30, 2009

	177,350	November 30, 2011

New York	1,820,387	November 30, 2008

	1,920,646	November 30, 2009

	70,059	November 30, 2010

Eaton Vance Municipal Income Trusts as of May 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Trust	Amount	Expires
Ohio	$1,531,618	November 30, 2007

	643,577	November 30, 2008

	850,745	November 30, 2009

	764,355	November 30, 2012

Pennsylvania	1,395,577	November 30, 2007

	807,118	November 30, 2008

	844,973	November 30, 2009

	41,331	November 30, 2010

	502,868	November 30, 2012

In addition, each Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income taxes when received by each Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

E  Financial Futures Contracts - Upon the entering of a financial futures contract, a Trust is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Trust (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Trust. A Trust's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F  Options on Financial Futures Contracts - Upon the purchase of a put option on a financial futures contract by a Trust, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Trust will realize a loss in the amount of the cost of the option. When a Trust enters into a closing sale transaction, a Trust will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Trust exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

G  Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications - Under each Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Trust and shareholders are indemnified against personal liability for the obligations of each Trust. Additionally, in the normal course of business, each Trust enters into agreements with service providers that may contain indemnification clauses. Each Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred.

I  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Trusts. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Trust maintains with IBT. All credit balances used to reduce the Trusts' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

J  Interim Financial Statements - The interim financial statements relating to May 31, 2005 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trusts' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares (APS)

Each Trust issued Auction Preferred Shares on March 1, 1999 in a public offering. The underwriting discounts and other offering costs were recorded as a reduction of capital of the common shares of each Trust. Dividends on the APS, which accrue daily, are cumulative at a rate which was established at the offering of each Trust's APS and have been reset every seven days thereafter by an auction.

Eaton Vance Municipal Income Trusts as of May 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Auction Preferred Shares issued and outstanding as of May 31, 2005 and dividend rate ranges for the six months ended May 31, 2005 are as indicated below:

Trust	Preferred Shares Issued and Outstanding	Dividends Rate Ranges
California	2,360	1.05	% – 2.40%
Florida	1,420	0.10	% – 2.85%
Massachusetts	860	0.80	% – 2.75%
Michigan	700	1.35	% – 2.70%
New Jersey	1,520	1.15	% – 2.70%
New York	1,780	1.00	% – 2.70%
Ohio	940	1.173	% – 2.75%
Pennsylvania	900	1.59	% – 2.85%

The APS are redeemable at the option of each Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if any Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the Common Shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Trust is required to maintain certain asset coverage with respect to the APS as defined in each Trust's By-Laws and the Investment Company Act of 1940. Each Trust pays an annual fee equivalent to 0.25% of the preferred shares liquidation value for the remarketing efforts associated with the preferred auction.

3  Distributions to Shareholders

Each Trust intends to make monthly distributions of net investment income, after payment of any dividends on any outstanding Auction Preferred Shares. Distributions are recorded on the ex-dividend date. Distributions of any realized capital gains, if any, are made at least annually. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the Auction Preferred Shares is generally seven days. The applicable dividend rate for Auction Preferred Shares on May 31, 2005 are listed below. For the six months ended May 31, 2005, the amount of dividends each Trust paid to Auction Preferred shareholders and average APS dividend rates for such period were as follows:

Trust	APS Dividend Rates as of May 31, 2005	Dividends Paid to Preferred Shareholders from net investment income for the six months ended May 31, 2005	Average APS Dividend Rates for the six months ended May 31, 2005
California	1.99%	$492,518	1.67%
Florida	2.55%	325,376	1.84%
Massachusetts	2.75%	166,494	1.55%
Michigan	2.00%	164,503	1.88%
New Jersey	2.589%	353,211	1.86%
New York	2.50%	379,187	1.72%
Ohio	2.58%	223,767	1.91%
Pennsylvania	2.79%	229,414	2.07%

The Trusts distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid in capital.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee, computed at an annual rate of 0.70% of each Trust's average weekly gross assets, was earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Trust. Except for Trustees of each Trust who are not members of EVM's organization, officers and Trustees receive remuneration for their services to each Trust out of such investment adviser fee. For the six months ended May 31, 2005, the fee was equivalent to 0.70% (annualized) of each Trust's average weekly gross assets and amounted to $592,731, $350,461, $220,824, $172,359, $376,804, $452,592, $233,296, and $220,811, for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively. EVM also serves as the administrator of each Trust. An administration fee, computed at the annual rate of 0.20% (annualized) of the average weekly gross assets of each Trust is paid to EVM for

Eaton Vance Municipal Income Trusts as of May 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

administering business affairs of each Trust. For the six months ended May 31, 2005, the administrative fee amounted to $169,352, $100,132, $63,092, $49,245, $107,658, $129,312, $66,656, and $63,089, for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively.

Certain officers and one Trustee of each Trust are officers of the above organization.

5  Investments

Purchases and sales of investments, other than U.S. Government securities and short-term obligations for the six months ended May 31, 2005 were as follows:

California Trust
Purchases	$26,050,149
Sales	28,935,305
Florida Trust
Purchases	$5,299,023
Sales	5,849,801
Massachusetts Trust
Purchases	$2,897,484
Sales	3,648,682
Michigan Trust
Purchases	$4,511,569
Sales	5,266,190
New Jersey Trust
Purchases	$24,881,212
Sales	22,465,994
New York Trust
Purchases	$16,564,534
Sales	18,541,513
Ohio Trust
Purchases	$4,497,103
Sales	4,590,690

Pennsylvania Trust
Purchases	$5,049,161
Sales	4,548,249

6  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned by each Trust at May 31, 2005, as computed for Federal income tax purposes, were as follows:

California Trust
Aggregate cost	$153,892,593
Gross unrealized appreciation	$15,428,758
Gross unrealized depreciation	(91,664)
Net unrealized appreciation	$15,337,094
Florida Trust
Aggregate cost	$92,517,233
Gross unrealized appreciation	$7,609,519
Gross unrealized depreciation	(203,403)
Net unrealized appreciation	$7,406,116
Massachusetts Trust
Aggregate cost	$57,210,240
Gross unrealized appreciation	$5,588,693
Gross unrealized depreciation	(33,248)
Net unrealized appreciation	$5,555,445
Michigan Trust
Aggregate cost	$44,301,054
Gross unrealized appreciation	$4,713,988
Gross unrealized depreciation	(152,431)
Net unrealized appreciation	$4,561,557
New Jersey Trust
Aggregate cost	$101,293,870
Gross unrealized appreciation	$9,737,543
Gross unrealized depreciation	(49,093)
Net unrealized appreciation	$9,688,450

Eaton Vance Municipal Income Trusts as of May 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

New York Trust
Aggregate cost	$117,942,216
Gross unrealized appreciation	$10,921,173
Gross unrealized depreciation	(335,436)
Net unrealized appreciation	$10,585,737
Ohio Trust
Aggregate cost	$60,355,468
Gross unrealized appreciation	$6,185,335
Gross unrealized depreciation	(206,832)
Net unrealized appreciation	$5,978,503
Pennsylvania Trust
Aggregate cost	$57,933,321
Gross unrealized appreciation	$5,559,774
Gross unrealized depreciation	(609,501)
Net unrealized appreciation	$4,950,273

7  Shares of Beneficial Interest

Each Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares. Transactions in common shares were as follows:

	California Trust
	Six Months Ended May 31, 2005 (Unaudited)	Year Ended November 30, 2004
Shares issued pursuant to the Trust's dividend reinvestment plan	-	4,201
Net increase	-	4,201
	Florida Trust
	Six Months Ended May 31, 2005 (Unaudited)	Year Ended November 30, 2004
Shares issued pursuant to the Trust's dividend reinvestment plan	5,664	6,514
Net increase	5,664	6,514

	Massachusetts Trust
	Six Months Ended May 31, 2005 (Unaudited)	Year Ended November 30, 2004
Shares issued pursuant to the Trust's dividend reinvestment plan	11,952	26,699
Net increase	11,952	26,699
	Michigan Trust
	Six Months Ended May 31, 2005 (Unaudited)	Year Ended November 30, 2004
Shares issued pursuant to the Trust's dividend reinvestment plan	5,007	13,221
Net increase	5,007	13,221
	New Jersey Trust
	Six Months Ended May 31, 2005 (Unaudited)	Year Ended November 30, 2004
Shares issued pursuant to the Trust's dividend reinvestment plan	7,346	37,840
Net increase	7,346	37,840
	New York Trust
	Six Months Ended May 31, 2005 (Unaudited)	Year Ended November 30, 2004
Shares issued pursuant to the Trust's dividend reinvestment plan	4,068	-
Net increase	4,068	-
	Ohio Trust
	Six Months Ended May 31, 2005 (Unaudited)	Year Ended November 30, 2004
Shares issued pursuant to the Trust's dividend reinvestment plan	5,368	14,182
Net increase	5,368	14,182
	Pennsylvania Trust
	Six Months Ended May 31, 2005 (Unaudited)	Year Ended November 30, 2004
Shares issued pursuant to the Trust's dividend reinvestment plan	9,600	13,939
Net increase	9,600	13,939

Eaton Vance Municipal Income Trusts as of May 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

8  Financial Instruments

Each Trust regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at May 31, 2005 is as follows:

Futures Contracts

Trust	Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
California	09/05	375 U.S. Treasury Bond	Short	$(43,880,419)	$(44,039,063)	$(158,644)
Florida	09/05	220 U.S. Treasury Bond	Short	$(25,743,179)	$(25,836,250)	$(93,071)
Massachusetts	09/05	150 U.S. Treasury Bond	Short	$(17,526,081)	$(17,615,625)	$(89,544)
Michigan	09/05 09/05	71 U.S. Treasury Bond 12 U.S. Treasury Note	Short Short	$(8,305,589) $(1,348,450)	$(8,338,063) $(1,359,188)	$(32,474) $(10,738)
New Jersey	09/05	260 U.S. Treasury Bond	Short	$(30,378,583)	$(30,533,750)	$(155,167)
New York	09/05	227 U.S. Treasury Bond	Short	$(26,469,672)	$(26,658,313)	$(188,641)
Ohio	09/05	105 U.S. Treasury Bond	Short	$(12,243,681)	$(12,330,938)	$(87,257)
Pennsylvania	09/05	175 U.S. Treasury Bond	Short	$(20,471,521)	$(20,551,562)	$(80,041)

At May 31, 2005, each Trust had sufficient cash and/or securities to cover margin requirements on open future contracts.

9  Overdraft Advances

Pursuant to the custodian agreement between the Trusts and Investors Bank & Trust (IBT), IBT may in its discretion advance funds to the Trusts to make properly authorized payments. When such payments result in an overdraft by the Trusts, the Trusts are obligated to repay IBT at the current rate of interest charged by IBT for secured loans (currently, a rate above the federal funds rate). This obligation is payable on demand to IBT. IBT has a lien on the Trust's assets to the extent of any overdraft. At May 31, 2005, Florida Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust had payments due to IBT pursuant to the foregoing arrangement of $119,525, $169,420, $416,087, $324,593 and $1,010,052, respectively.

10  Annual Meeting of Shareholders

Each Trust held its Annual Meeting of Shareholders on March 18, 2005. The following action was taken by the shareholders of each Trust:

Item 1:  The election of William H. Park, Norton H. Reamer and Lynn A. Stout as Class III Trustees of the Trust for a three-year term expiring in 2008. Mr. Reamer was designated the Nominee to be elected solely by APS shareholders:

Trust	Nominee for Class III Trustee Elected by APS Shareholders: Norton H. Reamer	Nominee for Class III Trustee Elected by All Shareholders: William H. Park	Nominee for Class III Trustee Elected by All Shareholders: Lynn A. Stout
California For Withheld	2,280 24	7,022,440 48,366	7,008,507 62,299
Florida For Withheld	1,353 0	3,973,572 32,017	3,971,931 33,658
Massachusetts For Withheld	703 5	2,387,021 20,808	2,383,144 24,685
Michigan For Withheld	576 0	2,052,962 23,482	2,052,962 23,482
New Jersey For Withheld	1,286 8	4,419,210 34,264	4,421,357 32,117
New York For Withheld	1,778 1	5,119,064 20,767	5,102,650 37,181
Ohio For Withheld	708 21	2,429,093 11,464	2,428,393 12,164
Pennsylvania For Withheld	810 0	2,594,545 13,657	2,594,545 13,657

Eaton Vance Municipal Income Trusts

DIVIDEND REINVESTMENT PLAN

Each Trust offers a dividend reinvestment plan (the Plan) pursuant to which shareholders automatically have dividends and capital gains distributions reinvested in common shares (the Shares) of the same Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with each Trust's transfer agent, PFPC Inc., or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by each Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquires regarding the Plan can be directed to the Plan Agent, PFPC Inc., at 1-800-331-1710.

Eaton Vance Municipal Income Trusts

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

  Please print exact name on account

  Shareholder signature  Date

  Shareholder signature  Date

  Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

  Eaton Vance Municipal Income Trusts
c/o PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027
800-331-1710

Number of Employees

Each Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, nondiversified, management investment company and has no employees.

Number of Shareholders

As of May 31, 2005, our records indicate that there are 65, 45, 58, 31, 10, 59, 55 and 65 registered shareholders for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively, and approximately 8,800, 1,400, 900, 1,000, 1,600, 7,900, 1,500 and 1,900 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about a Trust, please write or call:

  Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
1-800-225-6265

American Stock Exchange symbols

California Trust	CEV

Florida Trust	FEV

Massachusetts Trust	MMV

Michigan Trust	EMI

New Jersey Trust	EVJ

New York Trust	EVY

Ohio Trust	EVO

Pennsylvania Trust	EVP

Eaton Vance Municipal Income Trusts

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

The investment advisory agreements between each of Eaton Vance California Municipal Income Trust, Eaton Vance Florida Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance Michigan Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust, Eaton Vance New York Municipal Income Trust, Eaton Vance Ohio Municipal Income Trust, and Eaton Vance Pennsylvania Municipal Income Trust (collectively the "Funds" or individually the "Fund"), and the investment adviser, Eaton Vance Management ("Eaton Vance"), each provide that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Fund cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Fund or by vote of a majority of the outstanding interests of the Fund.

In considering the annual approval of the investment advisory agreements between the Funds and the investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreements. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of each Fund with those of comparable funds;

•  An independent report comparing the expense ratio of each Fund to those of comparable funds;

•  Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance's results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of each advisory agreement and the reasonableness and appropriateness of the particular fee paid by each Fund for the services described therein.

The Special Committee also considered the nature, extent and quality of the management services provided by the investment adviser. In so doing, the Special Committee considered the investment adviser's management capabilities with respect to the types of investments held by each Fund, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the investment advisory agreements. Specifically, the Special Committee considered the investment adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to each Fund. The Special Committee noted that the investment adviser's municipal bond team affords the investment adviser extensive in-house research capabilities in addition to the other resources available to the investment adviser. The Special Committee also took into account the time and attention to be devoted by senior management to the Funds and the other funds in the complex. The Special Committee evaluated the level of skill required to manage each Fund and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of each Fund.

In its review of comparative information with respect to each Fund's investment performance, the Special Committee concluded that each Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of the advisory fees paid by each Fund and each Fund's expense ratio, the Special Committee noted the benefits that have accrued to shareholders as a result of the financial resources committed by Eaton Vance in structuring the Funds at the time of their initial public offering and concluded that the fees paid by each Fund and each Fund's expense ratio are reasonable.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for each Fund and for all Eaton Vance funds as a group. The Special Committee also reviewed the

Eaton Vance Municipal Income Trusts

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

benefits to Eaton Vance and its affiliates in providing administration services for the Fund and for all Eaton Vance funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to each Fund and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the fact that each Fund is not continuously offered and concluded that, in light of the level of the investment adviser's profits with respect to each Fund, the implementation of breakpoints is not appropriate.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreements. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreements, including the fee structures, is in the interests of shareholders.

Eaton Vance Municipal Income Trusts

INVESTMENT MANAGEMENT

Eaton Vance Municipal Income Trusts

Officers
Thomas J. Fetter
President
Portfolio Manager of New York and Ohio Municipal Income Trusts
James B. Hawkes
Vice President and Trustee
William H. Ahern, Jr.
Vice President and Portfolio Manager of Michigan
Municipal Income Trust
Cynthia J. Clemson
Vice President
Portfolio Manager of California and Florida Municipal Income Trusts
Robert B. MacIntosh
Vice President
Portfolio Manager of Massachusetts and New Jersey Municipal Income Trusts
Thomas M. Metzold
Vice President and Portfolio
Manager of Pennsylvania
Municipal Income Trust
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout

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Investment Adviser and Administrator of Eaton Vance Municipal Income Trusts
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent and Dividend Disbursing Agent
PFPC Inc.

P.O. Box 43027
Providence, RI 02940-3027
(800) 331-1710

Eaton Vance Municipal Income Trusts
The Eaton Vance Building
255 State Street
Boston, MA 02109

147-7/05  CE-MUNISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below.  The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year.  In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy.  The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders.  The investment adviser will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders.  On all other matters, the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies’ guidelines when it believes the situation warrants such a deviation.  The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses.  The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients.  The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to members of senior management of the investment adviser identified in the Policies. Such members of senior management will determine if a conflict exists.  If a conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases this period.

Item 9.  Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Massachusetts Municipal Income Trust

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President

Date:	July 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer

Date:	July 14, 2005

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President

Date:	July 14, 2005